UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05577

The Glenmede Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Summer Street, Floor 7 SUM0703

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip Code)

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-442-8299

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments. – The schedules of investments for the period ended July 31, 2016, are filed herewith.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Face Amount		Value

AGENCY NOTES* — 16.7%
	Federal Home Loan Bank — 5.4%
$19,000,000	5.000% due 11/17/17	$20,051,935
4,500,000	4.125% due 12/13/19	4,967,514

		25,019,449

	Federal Home Loan Mortgage Corporation — 5.7%
5,000,000	5.125% due 10/18/16	5,047,595
10,000,000	3.750% due 3/27/19	10,761,720
10,000,000	2.375% due 1/13/22	10,598,260

		26,407,575

	Federal National Mortgage Association — 5.6%
5,000,000	5.000% due 5/11/17	5,172,050
9,650,000	1.250% due 5/6/21	9,682,868
10,000,000	2.625% due 9/6/24	10,766,040

		25,620,958

	TOTAL AGENCY NOTES (Cost $75,996,502)	77,047,982

MORTGAGE-BACKED SECURITIES*,1 — 25.4%
	Federal Home Loan Mortgage Corporation — 8.1%
14	# G00807, 9.500% due 3/1/21	14
235,513	# G12342, 5.500% due 8/1/21	251,210
49,267	# J03604, 5.500% due 10/1/21	52,429
32,546	# J03649, 5.500% due 10/1/21	34,846
117,712	# J03536, 5.500% due 11/1/21	124,762
94,463	# G12442, 6.000% due 11/1/21	102,425
76,782	# G18163, 5.500% due 1/1/22	82,296
286,174	# G13396, 5.500% due 12/1/23	310,428
56,422	# D78677, 8.000% due 3/1/27	58,848
202,141	# C00742, 6.500% due 4/1/29	235,297
71,068	# A57845, 7.000% due 2/1/37	77,415
49,488	# A68332, 5.500% due 11/1/37	55,121
74,378	# A68937, 6.000% due 11/1/37	84,730
546,991	# A69653, 5.500% due 12/1/37	614,691
324,778	# A70446, 5.000% due 12/1/37	357,717
527,767	# A73370, 5.000% due 2/1/38	581,078
640,987	# A90421, 4.500% due 12/1/39	701,081
761,199	# A92890, 4.500% due 7/1/40	832,972
2,634,017	# A97620, 4.500% due 3/1/41	2,878,929
3,850,409	# C03770, 3.500% due 2/1/42	4,078,463
2,518,623	# Q07651, 3.500% due 4/1/42	2,659,077
10,679,374	# G08671, 3.500% due 10/1/45	11,274,921
11,480,715	# G08687, 3.500% due 1/1/46	12,120,950

		37,569,700

	Federal National Mortgage Association — 16.6%
86	# 608777, 6.500% due 10/1/16	86
4,054	# 625990, 5.500% due 12/1/16	4,074
1,410	# 643340, 6.500% due 3/1/17	1,417
2,566	# 555016, 6.500% due 10/1/17	2,601
34,150	# 686230, 5.500% due 2/1/18	34,858
50,556	# 254685, 5.000% due 4/1/18	51,896
75,449	# 740449, 5.500% due 9/1/18	77,604
38,604	# 768557, 5.500% due 2/1/19	39,836
36,678	# 255159, 5.500% due 3/1/19	38,275
190	# 313796, 9.500% due 2/1/21	192
1,602	# 125275, 7.000% due 3/1/24	1,774

See Notes to Schedule of Portfolio Investments.

1

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)
$5,927	# 313795, 9.500% due 1/1/25	$6,012
1,330,828	# AH6827, 4.000% due 3/1/26	1,418,701
1,029,063	# AI1657, 4.000% due 4/1/26	1,098,550
1,760,763	# AB3900, 3.000% due 11/1/26	1,850,129
23,922	# 373328, 8.000% due 3/1/27	24,012
2,311,306	# AK4751, 3.000% due 4/1/27	2,436,973
19,456	# 390895, 8.000% due 6/1/27	20,216
4,835,874	# AO0533, 3.000% due 6/1/27	5,082,635
107,153	# 397602, 8.000% due 8/1/27	121,182
2,128	# 499335, 6.500% due 8/1/29	2,454
8,097	# 252806, 7.500% due 10/1/29	9,487
393	# 523497, 7.500% due 11/1/29	449
2,402	# 588945, 7.000% due 6/1/31	2,689
88,862	# 607862, 7.000% due 9/1/31	101,971
9,081	# 656872, 6.500% due 8/1/32	10,473
18,998	# 687575, 7.000% due 2/1/33	19,289
428,183	# 789856, 6.000% due 8/1/34	492,473
133,586	# 820811, 6.000% due 4/1/35	152,931
92,521	# 829202, 5.000% due 7/1/35	102,553
207,465	# 826586, 5.000% due 8/1/35	230,007
56,128	# 867021, 7.000% due 3/1/36	57,791
43,443	# 256216, 7.000% due 4/1/36	49,841
193,970	# 898412, 5.000% due 10/1/36	214,432
37,649	# 910894, 5.000% due 2/1/37	41,717
56,650	# 912456, 6.500% due 3/1/37	66,772
103,284	# 959877, 5.000% due 11/1/37	114,180
596,760	#973241, 5.000% due 3/1/38	659,713
193,003	# 975593, 5.000% due 6/1/38	213,363
218,397	# 257573, 5.500% due 2/1/39	244,748
856,562	# AD7128, 4.500% due 7/1/40	935,802
6,951,679	# AH1568, 4.500% due 12/1/40	7,642,240
3,544,704	# AH6991, 4.000% due 1/1/41	3,814,776
2,476,086	# AH4004, 4.500% due 3/1/41	2,711,719
2,072,571	# AH8351, 4.000% due 3/1/41	2,220,945
1,481,753	# AJ1315, 4.000% due 9/1/41	1,614,544
2,133,789	# AI8779, 4.000% due 11/1/41	2,296,885
3,607,517	# AJ5958, 4.000% due 12/1/41	3,882,861
1,340,746	# AK5070, 3.500% due 3/1/42	1,426,662
5,523,323	# AK5426, 3.500% due 3/1/42	5,852,651
9,673,432	# AT7682, 3.500% due 6/1/43	10,340,851
8,261,664	# AS6326, 3.500% due 12/1/45	8,725,363
9,755,170	# AS6881, 3.500% due 3/1/46	10,301,948

		76,865,603

	Government National Mortgage Association — 0.7%
13,239	# 460389, 7.000% due 5/15/28	13,364
9,155	# 464049, 7.000% due 7/15/28	10,029
14,924	# 476259, 7.000% due 8/15/28	14,977
11,152	# 485264, 7.500% due 2/15/31	11,472
22,466	# 559304, 7.000% due 9/15/31	25,298
34,823	# 570289, 7.000% due 1/15/32	35,797
304,242	# 652486, 5.500% due 4/15/36	345,658
413,402	# 651859, 5.000% due 6/15/36	460,089
316,111	# 782150, 5.500% due 4/15/37	358,487
103,449	# 608508, 6.000% due 8/15/37	118,024
73,834	# 662521, 6.000% due 8/15/37	84,236
145,497	# 677545, 6.000% due 11/15/37	165,997
163,906	# 676291, 6.000% due 12/15/37	187,000

See Notes to Schedule of Portfolio Investments.

2

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Government National Mortgage Association — (Continued)
$34,312	# 678831, 5.000% due 1/15/38	$38,121
132,185	# 685836, 5.500% due 4/15/38	148,866
709,986	# 698235, 5.000% due 6/15/39	792,930
444,807	# 716655, 5.000% due 8/15/39	494,190

		3,304,535

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $114,607,565)	117,739,838

CORPORATE NOTES* — 36.5%
	Communications — 3.3%
8,954,000	Amazon.com, Inc., 2.600% due 12/5/19	9,356,867
5,000,000	Amazon.com, Inc., 4.800% due 12/5/34	5,977,045

		15,333,912

	Consumer, Cyclical — 8.3%
7,000,000	American Honda Finance Corp., 1.600% due 7/13/18	7,074,305
9,344,000	Toyota Motor Credit Corp., 2.000% due 10/24/18	9,527,918
9,335,000	Wal-Mart Stores, Inc., 7.550% due 2/15/30	14,477,922
5,000,000	Wal-Mart Stores, Inc., 6.500% due 8/15/37	7,431,195

		38,511,340

	Consumer, Non-Cyclical — 8.0%
10,650,000	Coca-Cola Co. (The), 3.300% due 9/1/21	11,632,697
11,850,000	PepsiCo, Inc., 7.900% due 11/1/18	13,614,169
8,114,000	Procter & Gamble Co. (The), 5.550% due 3/5/37	11,558,052

		36,804,918

	Financial — 7.8%
10,000,000	Berkshire Hathaway Finance Corp., 4.250% due 1/15/21(2)	11,157,650
5,000,000	GE Capital International Funding Co. Unlimited, 4.418% due 11/15/35	5,763,115
5,000,000	JPMorgan Chase & Co., 6.000% due 1/15/18	5,335,420
4,418,000	JPMorgan Chase & Co., 4.950% due 3/25/20	4,897,728
8,800,000	Wells Fargo & Co., 2.100% due 7/26/21	8,840,498

		35,994,411

	Industrial — 5.2%
10,000,000	Caterpillar Financial Services Corp., 7.050% due 10/1/18	11,229,890
8,900,000	General Electric Co., 6.750% due 3/15/32	12,629,269

		23,859,159

	Pharmaceuticals — 2.0%
7,000,000	Johnson & Johnson, 4.850% due 5/15/41	9,441,467

		9,441,467

	Technology — 1.9%
8,000,000	Intel Corp., 3.300% due 10/1/21	8,730,144
		8,730,144

	TOTAL CORPORATE NOTES (Cost $158,730,256)	168,675,351

U.S. TREASURY NOTES/BONDS* — 18.0%
6,000,000	U.S. Treasury Bonds, 7.500% due 11/15/16	6,123,888
20,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23	26,736,720
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	7,520,310
5,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	6,019,920

See Notes to Schedule of Portfolio Investments.

3

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

Face Amount		Value

U.S. TREASURY NOTES/BONDS* — (Continued)
$15,000,000	U.S. Treasury Notes, 1.250% due 10/31/18	$15,182,820
7,000,000	U.S. Treasury Notes, 1.375% due 11/30/18	7,108,283
14,500,000	U.S. Treasury Notes, 1.250% due 10/31/19	14,703,899

	TOTAL U.S. TREASURY NOTES/BONDS (Cost $81,012,006)	83,395,840

MUNICIPAL BONDS* — 1.3%
6,035,000	Mississippi, General Obligation Unlimited, Series C, 2.227% due 10/1/17	6,144,114

	TOTAL MUNICIPAL BONDS (Cost $6,035,000)	6,144,114

REPURCHASE AGREEMENTS* — 1.2%
5,590,584	With State Street Bank and Trust Co., dated 7/29/16, 0.01%, principal and interest in the amount of $5,590,588, due 8/1/16, (collateralized by a U.S. Treasury Bond with a par value of $4,560,000, coupon rate of 3.375%, due 5/15/44, market value of $5,705,700)	5,590,584

	TOTAL REPURCHASE AGREEMENTS (Cost $5,590,584)	5,590,584

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
11,375,000	State Street Navigator Securities Lending Prime Portfolio	11,375,000

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $11,375,000)	11,375,000

TOTAL INVESTMENTS (Cost $453,346,913)[3]	101.6%	$469,968,709

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.6)	(7,361,654)

NET ASSETS	100.0%	$462,607,055

*	Percentages indicated are based on net assets.
[1]	Represents current face amount at July 31, 2016.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $453,346,913.

See Notes to Schedule of Portfolio Investments.

4

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.4%
	Aerospace & Defense — 6.8%
42,130	Boeing Co. (The)	$5,631,096
45,910	Raytheon Co.	6,405,822

		12,036,918

	Banks — 8.2%
99,220	JPMorgan Chase & Co.	6,347,103
51,940	PNC Financial Services Group, Inc. (The)	4,292,841
81,705	Wells Fargo & Co.	3,919,389

		14,559,333

	Beverages — 4.0%
41,630	Dr Pepper Snapple Group, Inc.	4,100,971
27,600	PepsiCo, Inc.	3,006,192

		7,107,163

	Biotechnology — 1.7%
10,540	Biogen, Inc.[1]	3,055,862

	Capital Markets — 3.8%
144,660	Invesco, Ltd.	4,221,179
37,725	Northern Trust Corp.	2,549,833

		6,771,012

	Communications Equipment — 2.9%
168,510	Cisco Systems, Inc.	5,144,610

	Consumer Finance — 3.0%
26,620	American Express Co.	1,715,925
64,130	Discover Financial Services	3,645,149

		5,361,074

	Electrical Equipment — 1.7%
62,900	AMETEK, Inc.	2,958,187

	Electronic Equipment, Instruments & Components — 1.9%
56,030	Amphenol Corp. — Class A	3,334,906

	Energy Equipment & Services — 4.3%
64,745	Halliburton Co.	2,826,767
59,870	Schlumberger, Ltd.	4,820,732

		7,647,499

	Food & Staples Retailing — 1.5%
35,790	Wal-Mart Stores, Inc.	2,611,596

	Food Products — 1.9%
53,315	Campbell Soup Co.	3,319,925

	Health Care Equipment & Supplies — 4.9%
68,390	Baxter International, Inc.	3,284,088
97,610	Smith & Nephew PLC, Sponsored ADR	3,249,437
24,975	St Jude Medical, Inc.	2,073,924

		8,607,449

	Health Care Providers & Services — 4.9%
35,680	Laboratory Corp. of America Holdings[1]	4,979,501
73,350	Patterson Cos., Inc.	3,620,556

		8,600,057

	Hotels, Restaurants & Leisure — 2.1%
16,755	Panera Bread Co. — Class A1,2	3,674,707

See Notes to Schedule of Portfolio Investments.

5

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — 2.0%
28,350	Chubb, Ltd.	$3,551,121

	Internet & Catalog Retail — 2.5%
3,273	Priceline Group, Inc. (The)[1]	4,421,201

	Internet Software & Services — 1.5%
3,520	Alphabet, Inc. — Class C1	2,706,141

	IT Services — 9.5%
48,070	Accenture PLC — Class A	5,422,777
28,060	Cognizant Technology Solutions Corp. — Class A1	1,613,169
30,760	Gartner, Inc.[1]	3,083,690
56,375	Global Payments, Inc.	4,208,958
27,300	Mastercard, Inc. — Class A	2,600,052

		16,928,646

	Life Sciences Tools & Services — 2.7%
30,000	Waters Corp.[1]	4,767,900

	Machinery — 1.6%
17,100	Fortive Corp.[1]	824,391
17,400	Parker-Hannifin Corp.	1,986,906

		2,811,297

	Media — 3.3%
50,000	Omnicom Group, Inc.	4,114,500
26,525	Scripps Networks Interactive, Inc. — Class A	1,752,241

		5,866,741

	Multi-line Retail — 4.4%
45,000	Dollar General Corp.	4,263,300
36,565	Dollar Tree, Inc.[1]	3,520,844

		7,784,144

	Oil, Gas & Consumable Fuels — 1.8%
31,340	Chevron Corp.	3,211,723

	Pharmaceuticals — 5.4%
58,430	Abbott Laboratories	2,614,743
28,570	Eli Lilly & Co.	2,368,167
37,365	Johnson & Johnson	4,679,219

		9,662,129

	Software — 3.1%
132,030	Oracle Corp.	5,418,511

	Specialty Retail — 2.3%
29,970	Home Depot, Inc.	4,143,053

	Technology Hardware, Storage & Peripherals — 3.9%
66,390	Apple, Inc.	6,918,502

	Trading Companies & Distributors — 0.8%
6,750	WW Grainger, Inc.	1,477,237

	TOTAL COMMON STOCKS (Cost $116,479,403)	174,458,644

See Notes to Schedule of Portfolio Investments.

6

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 1.7%
$3,047,449	With State Street Bank and Trust Co., dated 7/29/16, 0.01%, principal and interest in the amount of $3,047,451, due 8/1/16, (collateralized by a U.S. Treasury Bond with a par value of $2,485,000, coupon rate of 3.375%, due 5/15/44, market value of $3,109,356)	$3,047,449

	TOTAL REPURCHASE AGREEMENT (Cost $3,047,449)	3,047,449

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.4%
757,259	State Street Navigator Securities Lending Prime Portfolio	757,259

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $757,259)	757,259

TOTAL INVESTMENTS (Cost $120,284,111)[3]	100.5%	$178,263,352

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(837,687)

NET ASSETS	100.0%	$177,425,665

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $120,296,102.

Abbreviations:

ADR — American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

7

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.5%
	Aerospace & Defense — 1.5%
474,368	Orbital ATK, Inc.	$41,326,940

	Airlines — 0.6%
613,430	Skywest, Inc.	17,648,381

	Apparel Retailers — 1.2%
1,394,427	Wolverine World Wide, Inc.	34,149,517

	Automotive — 2.4%
1,640,573	American Axle & Manufacturing Holdings, Inc.[1]	28,562,376
488,707	Thor Industries, Inc.	37,405,634

		65,968,010

	Banking — 12.3%
749,318	Banc of California, Inc.	16,619,873
532,917	Chemical Financial Corp.	22,052,105
514,994	Eagle Bancorp, Inc.[1]	26,547,941
313,059	Euronet Worldwide, Inc.[1]	23,873,879
658,380	FCB Financial Holdings, Inc. — Class A1	23,023,549
2,281,030	FNB Corp.	27,258,308
1,029,988	Great Western Bancorp, Inc.	34,164,702
243,188	Home BancShares, Inc.	5,075,334
378,778	PrivateBancorp, Inc.	16,741,988
1,687,173	Umpqua Holdings Corp.	25,695,645
439,717	WesBanco, Inc.	13,596,050
1,540,203	Western Alliance Bancorp[1]	52,413,108
1,577,244	Wilshire Bancorp, Inc.	16,939,600
704,980	Wintrust Financial Corp.	37,222,944

		341,225,026

	Building Materials — 2.0%
180,758	EMCOR Group, Inc.	10,068,221
387,142	ScanSource, Inc.[1]	15,884,436
461,224	US Concrete, Inc.[1,2]	29,748,948

		55,701,605

	Chemicals — 1.8%
1,744,528	Huntsman Corp.	26,970,403
465,670	Trinseo SA	23,185,709

		50,156,112

	Commercial Services — 7.1%
811,325	AMN Healthcare Services, Inc.[1]	34,319,048
765,919	Cardtronics PLC — Class A1,2	33,692,777
853,146	Grand Canyon Education, Inc.[1]	35,883,321
982,193	Korn/Ferry International	22,600,261
677,498	MAXIMUS, Inc.	39,918,182
747,996	Omnicell, Inc.[1]	28,932,485

		195,346,074

	Communications — 3.1%
1,170,984	ARRIS International PLC[1]	31,897,604
796,845	Fabrinet[1]	30,088,867
2,748,229	Iridium Communications, Inc.[1,2]	24,679,097

		86,665,568

	Computer Software & Processing — 0.9%
1,376,504	Web.com Group, Inc.[1]	25,960,865

	Computers & Information — 3.4%
753,971	Electronics for Imaging, Inc.[1]	33,393,376

See Notes to Schedule of Portfolio Investments.

8

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Computers & Information — (Continued)
1,327,800	Fitbit, Inc. — Class A1,2	$18,137,748
1,454,171	NeoPhotonics Corp.[1]	18,249,846
1,125,579	Super Micro Computer, Inc.[1]	24,256,227

		94,037,197

	Consumer Services — 1.3%
1,769,620	Boyd Gaming Corp.[1,2]	34,702,248

	Electric Utilities — 1.5%
657,185	ALLETE, Inc.	41,961,262

	Electrical Equipment — 2.4%
458,835	AZZ, Inc.	28,484,477
376,388	EnerSys	23,467,792
112,121	Littelfuse, Inc.	14,017,367

		65,969,636

	Electronics — 6.1%
813,542	Cirrus Logic, Inc.[1]	39,530,006
1,503,162	Integrated Device Technology, Inc.[1]	33,054,532
796,986	Methode Electronics, Inc.	27,918,420
908,110	Microsemi Corp.[1]	35,416,290
1,043,132	Tessera Technologies, Inc.	33,526,262

		169,445,510

	Entertainment & Leisure — 1.1%
843,150	Cinemark Holdings, Inc.	31,702,440

	Financial Services — 2.5%
439,717	EPR Properties	36,945,022
1,025,209	Kite Realty Group Trust	31,176,606

		68,121,628

	Forest Products & Paper — 2.8%
872,264	Boise Cascade Co.[1]	23,699,413
207,909	Drew Industries, Inc.	19,046,544
2,492,524	Graphic Packaging Holding Co.	33,998,027

		76,743,984

	Health Care Providers — 4.1%
764,725	Acadia Healthcare Co., Inc.[1,2]	43,206,963
750,386	Team Health Holdings, Inc.[1,2]	30,645,764
552,488	VCA, Inc.[1]	39,414,494

		113,267,221

	Heavy Construction — 2.9%
675,108	Granite Construction, Inc.	33,606,876
1,150,671	Primoris Services Corp.	20,769,612
1,890,444	TRI Pointe Group, Inc.[1]	25,426,472

		79,802,960

	Heavy Machinery — 0.9%
1,481,714	Entegris, Inc.[1]	25,322,492

	Home Construction, Furnishings & Appliances — 3.6%
688,252	CalAtlantic Group, Inc.	24,921,605
983,388	Herman Miller, Inc.	32,225,625
1,082,563	La-Z-Boy, Inc.	32,715,054
756,460	Steelcase, Inc. — Class A	10,968,670

		100,830,954

See Notes to Schedule of Portfolio Investments.

9

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Household Products — 1.2%
732,463	Apogee Enterprises, Inc.	$34,242,645

	Insurance — 4.5%
1,841,313	American Equity Investment Life Holding Co.	29,332,116
850,457	CNO Financial Group, Inc.	14,772,438
452,860	Horace Mann Educators Corp.	15,478,755
587,882	Molina Healthcare, Inc.[1]	33,397,576
2,511,642	Radian Group, Inc.	32,400,182

		125,381,067

	Media — Broadcasting & Publishing — 2.5%
641,652	Ryman Hospitality Properties, Inc.	36,086,508
1,204,441	Sinclair Broadcast Group, Inc. — Class A	33,507,549

		69,594,057

	Medical Supplies — 3.7%
322,618	Coherent, Inc.[1]	34,213,639
1,815,026	Depomed, Inc.[1,2]	34,431,043
1,322,734	Globus Medical, Inc. — Class A1,2	30,356,746
40,395	ICU Medical, Inc.[1]	4,716,520

		103,717,948

	Miscellaneous — 1.3%
1,533,034	Columbia Property Trust, Inc.	37,252,726

	Oil & Gas — 5.1%
683,473	Carrizo Oil & Gas, Inc.[1,2]	22,417,915
188,334	Chesapeake Utilities Corp.	12,066,559
796,986	Delek US Holdings, Inc.	9,978,265
976,219	Gulfport Energy Corp.[1]	28,398,211
1,701,512	Headwaters, Inc.[1]	33,843,074
74,735	New Jersey Resources Corp.	2,783,131
1,092,122	Parsley Energy, Inc. — Class A1	31,136,398

		140,623,553

	Pharmaceuticals — 4.6%
926,034	AMAG Pharmaceuticals, Inc.[1]	24,567,682
826,858	Emergent BioSolutions, Inc.[1]	27,608,789
2,106,266	Horizon Pharma PLC[1]	40,629,871
1,488,823	Supernus Pharmaceuticals, Inc.[1]	33,081,647

		125,887,989

	Real Estate — 1.0%
1,245,067	Hilltop Holdings, Inc.[1]	27,117,559

	Real Estate Investment Trusts — 3.0%
1,977,530	Ashford Hospitality Trust, Inc.	11,786,079
2,111,357	Brandywine Realty Trust	35,618,592
736,047	DuPont Fabros Technology, Inc.	35,205,128

		82,609,799

	Restaurants — 1.9%
2,034,884	Bloomin’ Brands, Inc.	36,587,214
317,839	Red Robin Gourmet Burgers, Inc.[1]	15,370,694

		51,957,908

	Retailers — 2.0%
562,178	Big Lots, Inc.	29,896,626
336,294	Stamps.com, Inc.[1]	25,492,767

		55,389,393

See Notes to Schedule of Portfolio Investments.

10

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Telecommunications — 1.1%
434,937	j2 Global, Inc.	$29,071,189

	Transportation — 1.1%
1,531,839	Swift Transportation Co.[1]	29,487,901

	TOTAL COMMON STOCKS (Cost $2,427,143,830)	2,728,389,364

Face Amount

REPURCHASE AGREEMENT* — 1.8%
$49,704,361	With State Street Bank and Trust Co., dated 7/29/16, 0.01%, principal and interest in the amount of $49,704,402, due 8/1/16, (collateralized by a U.S. Treasury Bond with a par value of $40,520,000, coupon rate of 3.375%, due 5/15/44, market value of $50,700,650)	49,704,361

	TOTAL REPURCHASE AGREEMENT (Cost $49,704,361)	49,704,361

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.5%
123,109,463	State Street Navigator Securities Lending Prime Portfolio	123,109,463

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $123,109,463)	123,109,463

TOTAL INVESTMENTS (Cost $2,599,957,654)[3]	104.8%	$2,901,203,188

LIABILITIES IN EXCESS OF OTHER ASSETS	(4.8)	(132,132,330)

NET ASSETS	100.0%	$2,769,070,858

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $2,612,038,117.

See Notes to Schedule of Portfolio Investments.

11

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.7%
	Advertising — 3.4%
15,606	Interpublic Group of Cos., Inc. (The)[1]	$359,874
14,669	Outfront Media, Inc.	341,348

		701,222

	Airlines — 1.4%
15,731	JetBlue Airways Corp.[2]	288,349

	Automotive — 5.2%
17,383	Gentex Corp.[1]	307,158
2,232	Lear Corp.	253,220
6,732	Thor Industries, Inc.	515,267

		1,075,645

	Banking — 6.5%
8,508	East West Bancorp, Inc.	291,144
36,578	Huntington Bancshares, Inc.	347,491
7,821	PacWest Bancorp[1]	323,398
24,721	Umpqua Holdings Corp.[1]	376,501

		1,338,534

	Commercial Services — 7.8%
8,705	AECOM[2]	308,940
5,517	Fluor Corp.	295,270
4,364	Global Payments, Inc.	325,816
5,765	Jacobs Engineering Group, Inc.[2]	308,543
6,763	Vantiv, Inc. — Class A2	370,410

		1,608,979

	Communications — 5.5%
13,660	ARRIS International PLC[2]	372,098
12,187	CommScope Holding Co., Inc.[2]	365,001
4,687	Harris Corp.[1]	405,988

		1,143,087

	Computer Software & Processing — 5.8%
7,419	Amdocs, Ltd.	432,973
6,437	Deluxe Corp.	435,077
2,723	F5 Networks, Inc.[1,2]	336,072

		1,204,122

	Computers & Information — 1.5%
22,614	Fitbit, Inc. — Class A1,2	308,907

	Containers & Packaging — 1.5%
5,821	Crown Holdings, Inc.[2]	308,338

	Electric Utilities — 2.9%
5,337	CMS Energy Corp.	241,125
10,910	OGE Energy Corp.	350,975

		592,100

	Electronics — 4.2%
4,125	Arrow Electronics, Inc.[2]	274,271
11,257	Integrated Device Technology, Inc.[2]	247,542
5,321	Qorvo, Inc.[2]	336,447

		858,260

	Financial Services — 5.8%
15,552	Corporate Office Properties Trust	465,938
3,761	Digital Realty Trust, Inc.[1]	392,874

See Notes to Schedule of Portfolio Investments.

12

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Financial Services — (Continued)
14,303	RLJ Lodging Trust	$339,553

		1,198,365

	Forest Products & Paper — 2.0%
11,228	Masco Corp.	409,598

	Health Care Providers — 3.2%
6,544	HealthSouth Corp.[1]	281,719
5,589	Mednax, Inc.[2]	385,138

		666,857

	Heavy Construction — 2.0%
19,195	PulteGroup, Inc.	406,550

	Heavy Machinery — 2.6%
9,115	FMC Technologies, Inc.[2]	231,339
9,490	ITT, Inc.	300,928

		532,267

	Industrial — 1.0%
3,302	Crane Co.	205,715

	Insurance — 7.5%
6,892	Centene Corp.[1,2]	486,231
9,249	Lincoln National Corp.	403,904
38,363	MGIC Investment Corp.[2]	275,830
19,954	Old Republic International Corp.	386,708

		1,552,673

	Media — Broadcasting & Publishing — 3.1%
2,768	AMC Networks, Inc. — Class A2	153,237
3,187	Scripps Networks Interactive, Inc. — Class A1	210,533
12,088	TEGNA, Inc.	264,727

		628,497

	Medical Supplies — 1.6%
8,321	Hologic, Inc.[2]	320,275

	Metals & Mining — 3.6%
5,568	Belden, Inc.	407,633
12,383	Steel Dynamics, Inc.	332,112

		739,745

	Miscellaneous — 1.9%
12,294	Corrections Corp. of America	394,023

	Oil & Gas — 3.0%
16,659	Antero Resources Corp.[2]	436,299
65,333	Denbury Resources, Inc.	189,466

		625,765

	Pharmaceuticals — 2.7%
8,459	Akorn, Inc.[2]	289,552
1,821	Jazz Pharmaceuticals PLC[2]	274,916

		564,468

	Real Estate — 1.5%
13,055	Forest City Realty Trust, Inc. — Class A1	308,751

	Restaurants — 1.8%
6,125	Darden Restaurants, Inc.[1]	377,055

See Notes to Schedule of Portfolio Investments.

13

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Retailers — 2.9%
5,473	Foot Locker, Inc.	$326,300
2,973	Signet Jewelers, Ltd.[1]	261,357

		587,657

	Textiles, Clothing & Fabrics — 2.3%
9,544	Hanesbrands, Inc.[1]	254,443
8,714	Skechers U.S.A., Inc. — Class A2	209,310

		463,753

	Transportation — 4.5%
2,152	Huntington Ingalls Industries, Inc.[1]	371,392
4,241	Old Dominion Freight Line, Inc.[1,2]	295,428
3,750	Wabtec Corp.[1]	256,875

		923,695

	TOTAL COMMON STOCKS (Cost $18,893,896)	20,333,252

Face Amount

REPURCHASE AGREEMENT* — 1.8%
$361,606	With State Street Bank and Trust Co., dated 7/29/16, 0.01%, principal and interest in the amount of $361,606, due 8/1/16, (collateralized by a U.S. Treasury Bond with a par value of $320,000, coupon rate of 3.000%, due 11/15/45, market value of $374,000)	361,606

	TOTAL REPURCHASE AGREEMENT (Cost $361,606)	361,606

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 22.5%
4,641,122	State Street Navigator Securities Lending Prime Portfolio	4,641,122

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,641,122)	4,641,122

TOTAL INVESTMENTS (Cost $23,896,624)[3]	123.0%	$25,335,980

LIABILITIES IN EXCESS OF OTHER ASSETS	(23.0)	(4,744,850)

NET ASSETS	100.0%	$20,591,130

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $24,041,418.

See Notes to Schedule of Portfolio Investments.

14

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%
	Aerospace & Defense — 2.5%
4,640	General Dynamics Corp.	$681,570
10,010	United Technologies Corp.	1,077,576

		1,759,146

	Airlines — 2.9%
19,020	Delta Air Lines, Inc.	737,025
8,285	FedEx Corp.	1,341,341

		2,078,366

	Automotive — 2.6%
32,050	General Motors Co.	1,010,857
14,845	PACCAR, Inc.	875,410

		1,886,267

	Banking — 9.5%
34,400	Ally Financial, Inc.	620,576
34,090	Bank of New York Mellon Corp. (The)	1,343,146
13,260	Capital One Financial Corp.	889,481
22,090	CIT Group, Inc.	763,430
34,885	Citigroup, Inc.	1,528,312
15,925	Discover Financial Services	905,177
58,670	KeyCorp	686,439

		6,736,561

	Beverages, Food & Tobacco — 2.1%
10,640	Bunge, Ltd.	700,537
10,600	Tyson Foods, Inc. — Class A	780,160

		1,480,697

	Chemicals — 2.1%
9,685	Celanese Corp. — Class A	614,223
16,545	Dow Chemical Co. (The)	887,970

		1,502,193

	Communications — 1.9%
21,135	QUALCOMM, Inc.	1,322,628

	Computers & Information — 1.7%
58,315	Hewlett Packard Enterprise Co.	1,225,781

	Electric Utilities — 4.7%
13,720	Entergy Corp.	1,116,671
32,190	Exelon Corp.	1,200,043
27,435	PPL Corp.	1,034,574

		3,351,288

	Electronic Technology — 1.6%
12,880	Lam Research Corp.	1,156,238

	Energy — 4.0%
32,225	Exxon Mobil Corp.	2,866,414

	Financial Services — 7.8%
10,490	Ameriprise Financial, Inc.	1,005,362
42,620	JPMorgan Chase & Co.	2,726,401
82,770	VEREIT, Inc.	915,436
12,750	WP Carey, Inc.	926,288

		5,573,487

	Food Retailers — 0.9%
19,300	Kroger Co. (The)	659,867

See Notes to Schedule of Portfolio Investments.

15

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Forest Products & Paper — 1.1%
10,410	Packaging Corp. of America	$777,523

	Heavy Machinery — 2.3%
15,485	Eaton Corp. PLC	981,904
21,355	National Oilwell Varco, Inc.	690,834

		1,672,738

	Insurance — 10.4%
15,855	Aflac, Inc.	1,145,999
30,310	AmTrust Financial Services, Inc.	723,500
6,170	Anthem, Inc.	810,368
21,030	Lincoln National Corp.	918,380
19,015	Principal Financial Group, Inc.	886,669
8,590	Reinsurance Group of America, Inc.	852,558
33,285	Unum Group	1,112,052
36,345	Voya Financial, Inc.	931,522

		7,381,048

	Media — Broadcasting & Publishing — 1.0%
13,200	CBS Corp. — Class B	689,304

	Medical Supplies — 2.0%
10,920	Zimmer Biomet Holdings, Inc.	1,432,049

	Metals & Mining — 1.7%
55,825	Corning, Inc.	1,240,431

	Oil & Gas — 8.2%
22,160	Chevron Corp.	2,270,957
23,690	ConocoPhillips	967,026
19,830	Devon Energy Corp.	759,092
11,415	Helmerich & Payne, Inc.	707,387
19,180	Noble Energy, Inc.	685,110
9,010	Valero Energy Corp.	471,043

		5,860,615

	Pharmaceuticals — 9.3%
21,095	Johnson & Johnson	2,641,727
29,510	Merck & Co., Inc.	1,731,057
61,350	Pfizer, Inc.	2,263,201

		6,635,985

	Producer Manufacturing — 1.3%
19,490	Johnson Controls, Inc.	894,981

	Real Estate — 1.0%
23,955	CBRE Group, Inc. — Class A1	681,520

	Real Estate Investment Trusts — 1.4%
54,855	Host Hotels & Resorts, Inc.	973,128

	Retailers — 3.7%
6,885	CVS Health Corp.	638,377
8,930	Express Scripts Holding Co.[1,2]	679,305
10,415	Foot Locker, Inc.	620,942
9,850	Wal-Mart Stores, Inc.	718,755

		2,657,379

	Technology — 5.2%
57,975	Cisco Systems, Inc.	1,769,977
56,290	Intel Corp.	1,962,269

		3,732,246

See Notes to Schedule of Portfolio Investments.

16

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Telecommunications — 3.2%
53,390	AT&T, Inc.	$2,311,253

	Telephone Systems — 1.4%
18,570	Verizon Communications, Inc.	1,028,964

	Transportation — 2.0%
13,565	Carnival Corp.	633,757
8,275	Union Pacific Corp.	769,988

		1,403,745

	TOTAL COMMON STOCKS (Cost $65,535,629)	70,971,842

Face Amount

REPURCHASE AGREEMENT* — 0.5%
$328,921	With State Street Bank and Trust Co., dated 7/29/16, 0.01%, principal and interest in the amount of $328,921, due 8/1/16, (collateralized by a U.S. Treasury Bond with a par value of $270,000, coupon rate of 3.375%, due 5/15/44, market value of $337,838)	328,921

	TOTAL REPURCHASE AGREEMENT (Cost $328,921)	328,921

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.0%
703,238	State Street Navigator Securities Lending Prime Portfolio	703,238

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $703,238)	703,238

TOTAL INVESTMENTS (Cost $66,567,788)[3]	101.0%	$72,004,001

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.0)	(716,474)

NET ASSETS	100.0%	$71,287,527

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $66,886,408.

See Notes to Schedule of Portfolio Investments.

17

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%
	Aerospace & Defense — 1.1%
24,453	Mercury Systems, Inc.[1]	$633,822

	Airlines — 1.4%
16,698	Hawaiian Holdings, Inc.[1]	760,260

	Auto Components — 1.9%
8,930	Dorman Products, Inc.[1]	568,841
8,265	Tenneco, Inc.[1]	467,138

		1,035,979

	Automobiles — 0.5%
11,940	Winnebago Industries, Inc.	283,694

	Banks — 9.8%
39,763	Brookline Bancorp, Inc.	452,901
11,778	Cardinal Financial Corp.	303,401
21,875	Central Pacific Financial Corp.	536,594
10,368	Eagle Bancorp, Inc.[1,2]	534,470
25,239	First Midwest Bancorp, Inc.	471,212
11,997	Glacier Bancorp, Inc.	330,877
15,994	Great Western Bancorp, Inc.	530,521
21,265	Hanmi Financial Corp.	521,418
11,952	Home BancShares, Inc.	249,438
31,213	Hope Bancorp, Inc.	479,744
14,178	MB Financial, Inc.	544,294
27,205	United Community Banks, Inc.	523,424

		5,478,294

	Biotechnology — 3.0%
21,834	Acorda Therapeutics, Inc.[1,2]	551,964
17,804	Emergent BioSolutions, Inc.[1,2]	594,476
17,027	Myriad Genetics, Inc.[1,2]	527,496

		1,673,936

	Building Products — 2.1%
11,633	Apogee Enterprises, Inc.	543,842
18,492	Gibraltar Industries, Inc.[1]	652,398

		1,196,240

	Capital Markets — 1.6%
11,525	Evercore Partners, Inc. — Class A	583,972
20,000	OM Asset Management PLC	280,000

		863,972

	Chemicals — 3.1%
8,528	Innospec, Inc.	428,703
3,553	Stepan Co.	228,493
21,709	Trinseo SA	1,080,891

		1,738,087

	Commercial Services & Supplies — 3.3%
6,669	Deluxe Corp.	450,758
12,677	Knoll, Inc.	320,094
36,807	Steelcase, Inc. — Class A	533,701
16,472	Sykes Enterprises, Inc.[1]	505,526

		1,810,079

	Communications Equipment — 3.1%
7,528	Dycom Industries, Inc.[1,2]	708,008
11,641	NETGEAR, Inc.[1]	598,697

See Notes to Schedule of Portfolio Investments.

18

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Communications Equipment — (Continued)
8,123	Plantronics, Inc.	$391,854

		1,698,559

	Construction & Engineering — 0.9%
16,187	Comfort Systems USA, Inc.	491,761

	Diversified Telecommunication Services — 0.5%
13,844	Inteliquent, Inc.	284,494

	Electrical Equipment — 2.9%
10,697	Belden, Inc.	783,127
13,648	Brady Corp. — Class A	438,647
28,015	General Cable Corp.	412,661

		1,634,435

	Electronic Equipment, Instruments & Components — 2.2%
2,906	Coherent, Inc.[1]	308,181
4,564	Littelfuse, Inc.	570,591
8,126	Plexus Corp.[1]	373,309

		1,252,081

	Energy Equipment & Services — 1.0%
31,991	Matrix Service Co.[1]	530,091

	Food & Staples Retailing — 0.5%
9,850	Performance Food Group Co.[1,2]	270,284

	Food Products — 1.9%
5,779	B&G Foods, Inc.	298,139
5,460	Cal-Maine Foods, Inc.[2]	228,774
30,207	Dean Foods Co.	557,621

		1,084,534

	Health Care Equipment & Supplies — 6.7%
5,603	Abaxis, Inc.	277,124
5,176	Anika Therapeutics, Inc.[1]	258,386
6,511	CONMED Corp.	264,607
10,533	Cynosure, Inc. — Class A1	578,894
4,960	ICU Medical, Inc.[1]	579,130
16,731	Natus Medical, Inc.[1]	658,030
13,541	NuVasive, Inc.[1,2]	842,250
9,706	SurModics, Inc.[1]	266,236

		3,724,657

	Health Care Providers & Services — 4.6%
15,506	AMN Healthcare Services, Inc.[1,2]	655,904
3,503	Chemed Corp.	515,431
10,878	Molina Healthcare, Inc.[1]	617,979
3,926	Providence Service Corp. (The)[1]	189,901
9,493	US Physical Therapy, Inc.	565,973

		2,545,188

	Health Care Technology — 1.1%
16,568	Omnicell, Inc.[1]	640,850

	Hotels, Restaurants & Leisure — 3.7%
7,932	BJ’s Restaurants, Inc.[1]	308,079
27,451	Bloomin’ Brands, Inc.	493,569
8,289	Cheesecake Factory, Inc. (The)	428,790
46,120	Interval Leisure Group, Inc.	829,237

		2,059,675

See Notes to Schedule of Portfolio Investments.

19

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Household Durables — 2.2%
6,518	Helen of Troy, Ltd.[1]	$649,258
19,161	La-Z-Boy, Inc.	579,045

		1,228,303

	Insurance — 2.8%
9,312	AMERISAFE, Inc.	545,031
16,757	Employers Holdings, Inc.	477,910
13,635	Selective Insurance Group, Inc.	533,947

		1,556,888

	Internet Software & Services — 2.7%
7,927	j2 Global, Inc.	529,841
23,756	NIC, Inc.	553,990
18,166	Perficient, Inc.[1]	403,648

		1,487,479

	IT Services — 4.4%
21,130	Convergys Corp.	563,114
6,618	CSG Systems International, Inc.	266,441
13,486	ExlService Holdings, Inc.[1]	667,692
1,095	Global Payments, Inc.	81,753
20,958	Hackett Group, Inc. (The)	280,627
9,363	Science Applications International Corp.	568,896

		2,428,523

	Leisure Equipment & Products — 1.3%
12,799	Nautilus, Inc.[1]	241,133
16,985	Smith & Wesson Holding Corp.[1]	500,208

		741,341

	Life Sciences Tools & Services — 4.2%
11,591	AMAG Pharmaceuticals, Inc.[1]	307,509
11,560	Cambrex Corp.[1]	605,860
13,325	INC Research Holdings, Inc. — Class A1	593,096
25,664	Luminex Corp.[1]	549,979
4,632	PAREXEL International Corp.[1]	309,649

		2,366,093

	Machinery — 2.1%
5,497	CLARCOR, Inc.	342,243
18,681	Douglas Dynamics, Inc.	500,651
25,840	Federal Signal Corp.	339,796

		1,182,690

	Marine — 0.6%
8,545	Matson, Inc.	319,327

	Multi-line Retail — 1.0%
10,726	Big Lots, Inc.	570,409

	Paper & Forest Products — 1.1%
7,771	Neenah Paper, Inc.	586,167

	Personal Products — 0.8%
3,136	USANA Health Sciences, Inc.[1,2]	430,635

	Professional Services — 2.0%
7,205	Insperity, Inc.	565,520
28,860	Navigant Consulting, Inc.[1]	568,831

		1,134,351

See Notes to Schedule of Portfolio Investments.

20

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — 5.4%
14,570	Agree Realty Corp.	$738,990
9,241	Coresite Realty Corp.	762,660
14,981	DuPont Fabros Technology, Inc.	716,541
5,669	EastGroup Properties, Inc.	417,352
16,425	RLJ Lodging Trust	389,930

		3,025,473

	Real Estate Management & Development — 0.9%
16,947	HFF, Inc. — Class A	478,075

	Semiconductors & Semiconductor Equipment — 5.2%
13,849	Advanced Energy Industries, Inc.[1]	563,931
18,693	Entegris, Inc.[1]	319,464
13,765	MKS Instruments, Inc.	628,785
35,028	Rudolph Technologies, Inc.[1,2]	617,193
11,385	Semtech Corp.[1]	289,407
15,381	Tessera Technologies, Inc.	494,345

		2,913,125

	Software — 0.7%
10,265	Synchronoss Technologies, Inc.[1]	383,295

	Specialty Retail — 2.7%
24,310	American Eagle Outfitters, Inc.	435,635
6,590	Childrens Place	550,792
14,665	Hibbett Sports, Inc.[1]	512,102

		1,498,529

	Thrifts & Mortgage Finance — 1.8%
24,594	BofI Holding, Inc.[1,2]	413,671
23,420	Essent Group, Ltd.[1,2]	561,143

		974,814

	Wireless Telecommunication Services — 0.8%
10,754	Shenandoah Telecommunications Co.	441,774

	TOTAL COMMON STOCKS (Cost $44,618,379)	55,438,263

Face Amount

REPURCHASE AGREEMENT* — 0.5%
$259,378	With State Street Bank and Trust Co., dated 7/29/16, 0.01%, principal and interest in the amount of $259,378, due 8/1/16, (collateralized by a U.S. Treasury Bond with a par value of $215,000, coupon rate of 3.375%, due 5/15/44, market value of $269,019)	259,378

	TOTAL REPURCHASE AGREEMENT (Cost $259,378)	259,378

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 9.7%
5,382,608	State Street Navigator Securities Lending Prime Portfolio	5,382,608

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,382,608)	5,382,608

TOTAL INVESTMENTS (Cost $50,260,365)[3]	109.8%	$61,080,249

LIABILITIES IN EXCESS OF OTHER ASSETS	(9.8)	(5,428,776)

NET ASSETS	100.0%	$55,651,473

See Notes to Schedule of Portfolio Investments.

21

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $50,269,331.

See Notes to Schedule of Portfolio Investments.

22

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 100.0%
	Aerospace & Defense — 1.6%
210,752	Honeywell International, Inc.	$24,516,780
86,786	Huntington Ingalls Industries, Inc.	14,977,528

		39,494,308

	Airlines — 1.7%
390,746	Alaska Air Group, Inc.	26,265,946
423,071	Southwest Airlines Co.	15,657,858

		41,923,804

	Auto Components — 0.5%
112,034	Lear Corp.	12,710,257

	Automobiles — 0.8%
356,891	Harley-Davidson, Inc.	18,886,672

	Banks — 3.9%
698,093	BB&T Corp.	25,738,689
1,358,648	Fifth Third Bancorp	25,787,139
259,620	PNC Financial Services Group, Inc. (The)	21,457,593
511,362	Wells Fargo & Co.	24,530,035

		97,513,456

	Beverages — 1.5%
253,919	Dr Pepper Snapple Group, Inc.	25,013,561
112,496	PepsiCo, Inc.	12,253,064

		37,266,625

	Biotechnology — 3.7%
157,185	Amgen, Inc.	27,040,536
85,983	Biogen, Inc.[1]	24,929,051
174,969	Celgene Corp.[1]	19,629,772
266,925	Gilead Sciences, Inc.	21,212,530

		92,811,889

	Capital Markets — 1.1%
662,836	Bank of New York Mellon Corp. (The)	26,115,738

	Chemicals — 1.9%
319,426	LyondellBasell Industries N.V. — Class A	24,040,001
224,175	PPG Industries, Inc.	23,473,364

		47,513,365

	Commercial Services & Supplies — 1.0%
331,604	Avery Dennison Corp.	25,828,635

	Communications Equipment — 3.1%
1,128,894	Brocade Communications Systems, Inc.	10,498,714
897,433	Cisco Systems, Inc.	27,398,630
231,262	F5 Networks, Inc.[1]	28,542,356
514,697	Juniper Networks, Inc.	11,678,475

		78,118,175

	Construction & Engineering — 1.0%
462,063	Fluor Corp.	24,729,612

	Diversified Financial Services — 3.2%
250,608	CME Group, Inc.	25,622,162
307,231	MSCI, Inc.	26,434,155
393,626	Nasdaq, Inc.	27,852,976

		79,909,293

See Notes to Schedule of Portfolio Investments.

23

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Diversified Telecommunication Services — 2.1%
885,314	CenturyLink, Inc.	$27,834,272
459,496	Verizon Communications, Inc.	25,460,673

		53,294,945

	Electrical Equipment — 0.7%
188,776	AO Smith Corp.	17,535,403

	Energy Equipment & Services — 2.3%
834,646	FMC Technologies, Inc.[1]	21,183,315
372,766	Helmerich & Payne, Inc.	23,100,309
399,319	National Oilwell Varco, Inc.	12,917,970

		57,201,594

	Food & Staples Retailing — 2.0%
108,214	CVS Health Corp.	10,033,602
399,647	Kroger Co. (The)	13,663,931
350,208	Wal-Mart Stores, Inc.	25,554,678

		49,252,211

	Food Products — 3.8%
199,550	Campbell Soup Co.	12,425,978
185,741	Ingredion, Inc.	24,748,131
535,760	Mondelez International, Inc. — Class A	23,562,725
471,187	Tyson Foods, Inc. — Class A	34,679,363

		95,416,197

	Gas Utilities — 1.0%
143,613	Atmos Energy Corp.	11,458,881
271,306	UGI Corp.	12,279,310

		23,738,191

	Health Care Equipment & Supplies — 0.5%
152,329	Danaher Corp.	12,405,674

	Health Care Providers & Services — 4.2%
186,302	Aetna, Inc.	21,463,854
84,713	Anthem, Inc.	11,126,205
375,927	Centene Corp.[1]	26,521,650
332,413	Express Scripts Holding Co.[1]	25,286,657
142,232	UnitedHealth Group, Inc.	20,367,622

		104,765,988

	Hotels, Restaurants & Leisure — 3.0%
510,328	Carnival Corp.	23,842,524
1,040,837	Hilton Worldwide Holdings, Inc.	24,137,010
218,432	Starbucks Corp.	12,679,978
212,463	Wyndham Worldwide Corp.	15,089,122

		75,748,634

	Household Durables — 0.8%
372,505	Newell Brands, Inc.	19,541,612

	Household Products — 1.9%
180,092	Clorox Co. (The)	23,604,658
270,186	Procter & Gamble Co. (The)	23,125,220

		46,729,878

	Insurance — 2.9%
372,028	Cincinnati Financial Corp.	27,790,491
683,237	Progressive Corp. (The)	22,212,035

See Notes to Schedule of Portfolio Investments.

24

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)
201,485	Travelers Cos., Inc. (The)	$23,416,587

		73,419,113

	Internet Software & Services — 2.4%
320,819	Akamai Technologies, Inc.[1]	16,210,984
995,379	eBay, Inc.[1]	31,016,010
102,663	Facebook, Inc. — Class A1	12,724,052

		59,951,046

	IT Services — 5.2%
226,213	Accenture PLC — Class A	25,519,089
283,609	Amdocs, Ltd.	16,551,421
326,155	Global Payments, Inc.	24,350,732
554,062	PayPal Holdings, Inc.[1]	20,633,269
451,146	Total System Services, Inc.	22,972,354
258,570	Visa, Inc. — Class A	20,181,389

		130,208,254

	Life Sciences Tools & Services — 2.5%
49,421	Mettler-Toledo International, Inc.[1]	20,322,410
163,298	Thermo Fisher Scientific, Inc.	25,938,254
94,516	Waters Corp.[1]	15,021,428

		61,282,092

	Machinery — 2.8%
69,178	Fortive Corp.[1]	3,335,071
227,883	Illinois Tool Works, Inc.	26,297,698
222,194	Stanley Black & Decker, Inc.	27,041,010
171,986	Wabtec Corp.	11,781,041

		68,454,820

	Media — 4.2%
377,859	Comcast Corp. — Class A	25,411,018
1,007,716	Interpublic Group of Cos., Inc. (The)	23,237,931
293,432	Omnicom Group, Inc.	24,146,520
189,185	Scripps Networks Interactive, Inc. — Class A	12,497,561
102,965	Time Warner, Inc.	7,892,267
122,875	Walt Disney Co. (The)	11,789,856

		104,975,153

	Multi-line Retail — 0.8%
278,490	Target Corp.	20,978,652

	Multi-Utilities — 1.6%
283,986	CMS Energy Corp.	12,830,487
360,742	SCANA Corp.	27,034,006

		39,864,493

	Office Electronics — 1.0%
2,319,177	Xerox Corp.	23,887,523

	Oil, Gas & Consumable Fuels — 4.2%
213,307	Chevron Corp.	21,859,701
133,215	Exxon Mobil Corp.	11,849,474
685,110	Marathon Petroleum Corp.	26,986,483
188,640	Phillips 66	14,347,958
90,137	Tesoro Corp.	6,863,933
445,232	Valero Energy Corp.	23,276,729

		105,184,278

See Notes to Schedule of Portfolio Investments.

25

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Paper & Forest Products — 1.0%
563,169	International Paper Co.	$25,798,772

	Pharmaceuticals — 3.7%
405,429	AbbVie, Inc.	26,851,562
213,871	Johnson & Johnson	26,783,065
275,768	Mylan N.V.[1]	12,903,185
694,047	Pfizer, Inc.	25,603,394

		92,141,206

	Professional Services — 0.8%
301,702	Manpowergroup, Inc.	20,938,119

	Real Estate Investment Trusts — 3.1%
721,336	Gaming and Leisure Properties, Inc.	25,845,469
821,101	Kimco Realty Corp.	26,357,342
112,578	Simon Property Group, Inc.	25,559,709

		77,762,520

	Semiconductors & Semiconductor Equipment — 4.5%
1,262,559	Applied Materials, Inc.	33,192,676
732,477	Intel Corp.	25,534,148
667,760	NVIDIA Corp.	38,129,096
212,774	Texas Instruments, Inc.	14,840,987

		111,696,907

	Software — 4.4%
309,884	Citrix Systems, Inc.[1]	27,619,961
420,206	Microsoft Corp.	23,817,276
587,924	Oracle Corp.	24,128,401
458,055	VMware, Inc. — Class A1,2	33,428,854

		108,994,492

	Specialty Retail — 4.2%
425,870	Foot Locker, Inc.	25,390,369
178,602	Home Depot, Inc.	24,689,941
324,111	Lowe’s Cos., Inc.	26,667,853
92,927	O’Reilly Automotive, Inc.[1]	27,007,374

		103,755,537

	Technology Hardware, Storage & Peripherals — 2.3%
1,597,156	Hewlett Packard Enterprise Co.	33,572,219
474,590	Western Digital Corp.	22,547,771

		56,119,990

	Textiles, Apparel & Luxury Goods — 0.6%
272,253	Michael Kors Holdings, Ltd.[1,2]	14,080,925

	Tobacco — 0.5%
185,878	Altria Industrial Motion Corp.	12,583,941

	TOTAL COMMON STOCKS (Cost $2,199,708,662)	2,490,529,989

See Notes to Schedule of Portfolio Investments.

26

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 0.2%
$5,428,613	With State Street Bank and Trust Co., dated 7/29/16, 0.01%, principal and interest in the amount of $5,428,617, due 8/1/16, (collateralized by a U.S. Treasury Bond with a par value of $4,430,000, coupon rate of 3.375%, due 5/15/44, market value of $5,543,038)	$5,428,613

	TOTAL REPURCHASE AGREEMENT (Cost $5,428,613)	5,428,613

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.6%
38,883,358	State Street Navigator Securities Lending Prime Portfolio	38,883,358

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $38,883,358)	38,883,358

TOTAL INVESTMENTS (Cost $2,244,020,633)[3]	101.8%	$2,534,841,960

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.8)	(45,000,737)

NET ASSETS	100.0%	$2,489,841,223

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $2,244,120,283.

See Notes to Schedule of Portfolio Investments.

27

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%
	Aerospace & Defense — 1.8%
390,215	Honeywell International, Inc.	$45,393,711

	Airlines — 1.8%
241,542	Alaska Air Group, Inc.	16,236,453
765,459	Southwest Airlines Co.	28,329,638

		44,566,091

	Automobiles — 1.0%
455,304	Harley-Davidson, Inc.	24,094,688

	Beverages — 2.0%
491,137	Dr Pepper Snapple Group, Inc.	48,381,906

	Biotechnology — 6.2%
300,456	Amgen, Inc.	51,687,446
112,804	Biogen, Inc.[1]	32,705,264
114,078	Celgene Corp.[1]	12,798,411
545,050	Gilead Sciences, Inc.	43,315,123
105,583	United Therapeutics Corp.[1]	12,776,599

		153,282,843

	Building Products — 1.2%
776,192	Masco Corp.	28,315,484

	Capital Markets — 1.1%
467,983	Charles Schwab Corp. (The)	13,300,077
440,461	TD Ameritrade Holding Corp.	13,372,396

		26,672,473

	Chemicals — 1.6%
82,827	Air Products & Chemicals, Inc.	12,376,010
367,112	LyondellBasell Industries N.V. — Class A	27,628,849

		40,004,859

	Commercial Services & Supplies — 1.3%
399,949	Avery Dennison Corp.	31,152,028

	Communications Equipment — 1.2%
230,782	F5 Networks, Inc.[1]	28,483,114

	Containers & Packaging — 0.8%
271,965	Packaging Corp. of America	20,313,066

	Distributors — 0.5%
361,143	LKQ Corp.[1]	12,419,708

	Diversified Consumer Services — 0.8%
499,647	ServiceMaster Global Holdings, Inc.[1]	18,901,646

	Diversified Financial Services — 0.6%
172,910	MSCI, Inc.	14,877,176

	Electronic Equipment, Instruments & Components — 2.4%
613,662	Amphenol Corp. — Class A	36,525,162
500,899	CDW Corp.	21,503,594

		58,028,756

	Food & Staples Retailing — 2.9%
346,996	CVS Health Corp.	32,173,469
1,134,708	Kroger Co. (The)	38,795,667

		70,969,136

See Notes to Schedule of Portfolio Investments.

28

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Food Products — 3.0%
188,127	Campbell Soup Co.	$11,714,668
1,342,106	Hormel Foods Corp.	50,127,659
170,059	Tyson Foods, Inc. — Class A	12,516,343

		74,358,670

	Health Care Equipment & Supplies — 1.1%
696,606	Hologic, Inc.[1]	26,812,365

	Health Care Providers & Services — 5.0%
104,909	Aetna, Inc.	12,086,566
449,560	Cardinal Health, Inc.	37,583,216
200,893	Centene Corp.[1]	14,173,001
625,808	Express Scripts Holding Co.[1]	47,605,215
65,336	McKesson Corp.	12,711,772

		124,159,770

	Hotels, Restaurants & Leisure — 3.2%
1,043,434	Hilton Worldwide Holdings, Inc.	24,197,234
721,086	Starbucks Corp.	41,859,042
172,535	Wyndham Worldwide Corp.	12,253,436

		78,309,712

	Household Durables — 0.5%
384,937	DR Horton, Inc.	12,656,729

	Household Products — 0.5%
134,518	Church & Dwight, Inc.	13,215,048

	Industrial Conglomerates — 0.5%
115,052	Carlisle Cos., Inc.	11,883,721

	Insurance — 0.7%
272,186	Marsh & McLennan Cos., Inc.	17,896,229

	Internet Software & Services — 6.2%
57,694	Alphabet, Inc. — Class C1	44,354,570
1,930,542	eBay, Inc.[1]	60,155,689
395,264	Facebook, Inc. — Class A1	48,989,020

		153,499,279

	IT Services — 9.7%
400,344	Accenture PLC — Class A	45,162,807
162,500	Global Payments, Inc.	12,132,250
126,957	Mastercard, Inc. — Class A	12,091,385
881,009	Paychex, Inc.	52,226,213
1,293,018	PayPal Holdings, Inc.[1]	48,151,990
424,266	Total System Services, Inc.	21,603,625
623,370	Visa, Inc. — Class A2	48,654,028

		240,022,298

	Leisure Equipment & Products — 0.8%
380,667	Brunswick Corp.	18,888,697

	Life Sciences Tools & Services — 3.8%
264,289	Agilent Technologies, Inc.	12,714,944
62,495	Mettler-Toledo International, Inc.[1]	25,698,569
182,514	Thermo Fisher Scientific, Inc.	28,990,523
170,244	Waters Corp.[1]	27,056,879

		94,460,915

See Notes to Schedule of Portfolio Investments.

29

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Machinery — 1.7%
194,723	Illinois Tool Works, Inc.	$22,471,034
270,004	Wabtec Corp.[2]	18,495,274

		40,966,308

	Media — 6.3%
446,440	CBS Corp. — Class B	23,313,097
551,980	Comcast Corp. — Class A	37,120,655
954,120	Interpublic Group of Cos., Inc. (The)	22,002,007
541,306	Omnicom Group, Inc.	44,544,071
362,411	Time Warner, Inc.	27,778,803

		154,758,633

	Paper & Forest Products — 0.6%
331,751	International Paper Co.	15,197,513

	Pharmaceuticals — 1.4%
580,545	Merck & Co., Inc.	34,054,770

	Professional Services — 0.9%
93,515	Equifax, Inc.	12,386,997
297,735	Robert Half International, Inc.	10,879,237

		23,266,234

	Real Estate Investment Trusts — 1.7%
188,179	Simon Property Group, Inc.	42,724,160

	Semiconductors & Semiconductor Equipment — 4.3%
1,731,626	Applied Materials, Inc.	45,524,447
283,215	Lam Research Corp.	25,424,211
177,286	Skyworks Solutions, Inc.	11,704,422
315,832	Texas Instruments, Inc.	22,029,282

		104,682,362

	Software — 6.9%
1,011,204	Cadence Design Systems, Inc.[1]	24,319,456
870,467	Microsoft Corp.	49,338,069
1,119,543	Oracle Corp.	45,946,045
694,109	VMware, Inc. — Class A1,2	50,656,075

		170,259,645

	Specialty Retail — 8.9%
422,120	Foot Locker, Inc.	25,166,794
345,455	Home Depot, Inc.	47,755,699
573,109	Lowe’s Cos., Inc.	47,155,409
44,388	O’Reilly Automotive, Inc.[1]	12,900,484
205,279	Ross Stores, Inc.	12,692,401
600,975	TJX Cos., Inc. (The)	49,111,677
448,282	Williams-Sonoma, Inc.[2]	24,243,091

		219,025,555

	Technology Hardware, Storage & Peripherals — 2.0%
473,028	Apple, Inc.	49,294,248

	Textiles, Apparel & Luxury Goods — 0.6%
295,041	Michael Kors Holdings, Ltd.[1]	15,259,520

	Tobacco — 1.9%
194,176	Altria Industrial Motion Corp.	13,145,715
691,612	Reynolds American, Inc.	34,622,097

		47,767,812

	TOTAL COMMON STOCKS (Cost $2,151,495,741)	2,449,276,878

See Notes to Schedule of Portfolio Investments.

30

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

Face Amount		Value
REPURCHASE AGREEMENT* — 0.5%
$11,746,962	With State Street Bank and Trust Co., dated 7/29/16, 0.01%, principal and interest in the amount of $11,746,971, due 8/1/16, (collateralized by a U.S. Treasury Bond with a par value of $9,580,000, coupon rate of 3.375%, due 5/15/44, market value of $11,986,975)	$11,746,962

	TOTAL REPURCHASE AGREEMENT (Cost $11,746,962)	11,746,962

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.9%
46,514,013	State Street Navigator Securities Lending Prime Portfolio	46,514,013

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $46,514,013)	46,514,013

TOTAL INVESTMENTS (Cost $2,209,756,716)[3]	101.8%	$2,507,537,853

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.8)	(44,970,642)

NET ASSETS	100.0%	$2,462,567,211

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $2,211,024,317.

See Notes to Schedule of Portfolio Investments.

31

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.8%
	Aerospace & Defense — 1.5%
21,140	Honeywell International, Inc.	$2,459,216
24,780	Spirit AeroSystems Holdings, Inc. — Class A1	1,074,957

		3,534,173

	Air Freight & Logistics — 2.0%
33,780	CH Robinson Worldwide, Inc.	2,351,764
22,900	United Parcel Service, Inc. — Class B	2,475,490

		4,827,254

	Airlines — 1.4%
29,880	Delta Air Lines, Inc.	1,157,850
58,000	Southwest Airlines Co.	2,146,580

		3,304,430

	Auto Components — 1.3%
92,860	Gentex Corp.[2]	1,640,836
27,980	Tenneco, Inc.[1]	1,581,430

		3,222,266

	Banks — 3.6%
46,900	East West Bancorp, Inc.	1,604,918
71,620	Huntington Bancshares, Inc.	680,390
155,000	KeyCorp	1,813,500
48,380	SunTrust Banks, Inc.	2,045,990
185,960	TCF Financial Corp.	2,527,197

		8,671,995

	Beverages — 1.8%
22,720	Dr Pepper Snapple Group, Inc.	2,238,147
18,320	PepsiCo, Inc.	1,995,415

		4,233,562

	Biotechnology — 1.2%
61,180	Acorda Therapeutics, Inc.[1]	1,546,631
37,860	Emergent BioSolutions, Inc.[1]	1,264,145

		2,810,776

	Chemicals — 1.3%
48,460	Dow Chemical Co. (The)	2,600,848
7,680	Minerals Technologies, Inc.	501,197

		3,102,045

	Commercial Services & Supplies — 3.8%
39,000	Deluxe Corp.	2,636,010
123,000	Pitney Bowes, Inc.	2,375,130
39,740	Republic Services, Inc.	2,037,073
31,960	Sykes Enterprises, Inc.[1]	980,852
30,860	Tetra Tech, Inc.	1,016,220

		9,045,285

	Communications Equipment — 0.9%
70,460	Cisco Systems, Inc.	2,151,144

	Construction & Engineering — 2.1%
49,460	EMCOR Group, Inc.	2,754,922
158,860	KBR, Inc.	2,227,217

		4,982,139

	Consumer Finance — 1.0%
41,980	Discover Financial Services	2,386,143

See Notes to Schedule of Portfolio Investments.

32

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Containers & Packaging — 2.4%
29,140	AptarGroup, Inc.	$2,278,165
163,120	Graphic Packaging Holding Co.	2,224,957
17,560	Packaging Corp. of America	1,311,556

		5,814,678

	Diversified Consumer Services — 0.6%
50,300	Service Corp. International	1,394,316

	Diversified Financial Services — 2.1%
165,000	Bank of America Corp.	2,390,850
26,740	CME Group, Inc.	2,733,898

		5,124,748

	Diversified Telecommunication Services — 1.0%
80,120	CenturyLink, Inc.[2]	2,518,973

	Electric Utilities — 2.1%
22,794	American Electric Power Co., Inc.	1,579,624
11,940	Entergy Corp.	971,797
69,460	Exelon Corp.	2,589,469

		5,140,890

	Electrical Equipment — 1.0%
25,160	AO Smith Corp.	2,337,112

	Electronic Equipment, Instruments & Components — 2.0%
18,520	Arrow Electronics, Inc.[1]	1,231,395
69,180	Methode Electronics, Inc.	2,423,375
16,200	Tech Data Corp.[1]	1,262,466

		4,917,236

	Energy Equipment & Services — 1.8%
143,765	Nabors Industries, Ltd.	1,293,885
204,480	Noble Corp. PLC	1,509,062
99,200	Superior Energy Services, Inc.	1,584,224

		4,387,171

	Food & Staples Retailing — 1.0%
5,740	CVS Health Corp.	532,213
37,960	SYSCO Corp.	1,965,948

		2,498,161

	Food Products — 2.5%
50,620	ConAgra Foods, Inc.	2,366,991
14,340	Ingredion, Inc.	1,910,662
25,020	Tyson Foods, Inc. — Class A	1,841,472

		6,119,125

	Health Care Equipment & Supplies — 1.8%
31,200	Align Technology, Inc.[1]	2,781,480
30,880	Hill-Rom Holdings, Inc.	1,649,918

		4,431,398

	Health Care Providers & Services — 2.6%
102,260	Aceto Corp.	2,629,105
15,640	Cardinal Health, Inc.	1,307,504
21,120	WellCare Health Plans, Inc.[1]	2,255,616

		6,192,225

	Hotels, Restaurants & Leisure — 1.0%
33,900	Wyndham Worldwide Corp.	2,407,578

See Notes to Schedule of Portfolio Investments.

33

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Household Durables — 1.7%
37,620	Leggett & Platt, Inc.	$1,977,683
41,860	Newell Brands, Inc.	2,195,976

		4,173,659

	Insurance — 3.2%
24,980	Aflac, Inc.	1,805,554
22,220	Endurance Specialty Holdings, Ltd.	1,502,739
13,640	Hanover Insurance Group, Inc. (The)	1,123,118
59,020	Old Republic International Corp.	1,143,808
18,420	Travelers Cos., Inc. (The)	2,140,772

		7,715,991

	Internet Software & Services — 0.4%
38,440	Rackspace Hosting, Inc.[1]	900,649

	IT Services — 2.8%
33,500	Amdocs, Ltd.	1,955,060
12,400	Automatic Data Processing, Inc.	1,102,980
47,200	Convergys Corp.	1,257,880
61,260	Genpact, Ltd.[1]	1,639,930
16,020	Syntel, Inc.[1]	725,866

		6,681,716

	Leisure Equipment & Products — 1.3%
18,380	Hasbro, Inc.	1,493,007
52,180	Smith & Wesson Holding Corp.[1]	1,536,701

		3,029,708

	Life Sciences Tools & Services — 2.5%
20,020	Charles River Laboratories International, Inc.[1]	1,760,358
26,120	PAREXEL International Corp.[1]	1,746,122
43,340	PerkinElmer, Inc.	2,466,913

		5,973,393

	Machinery — 2.2%
47,480	AGCO Corp.	2,286,637
115,060	Federal Signal Corp.	1,513,039
6,740	Fortive Corp.[1]	324,935
9,500	Illinois Tool Works, Inc.	1,096,300

		5,220,911

	Marine — 0.8%
51,760	Matson, Inc.	1,934,271

	Media — 3.4%
38,140	Comcast Corp. — Class A	2,564,915
68,900	Interpublic Group of Cos., Inc. (The)	1,588,834
21,900	Omnicom Group, Inc.[2]	1,802,151
34,420	Scripps Networks Interactive, Inc. — Class A2	2,273,785

		8,229,685

	Metals & Mining — 2.3%
80,720	Commercial Metals Co.	1,335,109
93,960	Newmont Mining Corp.	4,134,240

		5,469,349

	Multi-line Retail — 0.9%
28,789	Target Corp.	2,168,675

See Notes to Schedule of Portfolio Investments.

34

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Multi-Utilities — 2.0%
50,000	Public Service Enterprise Group, Inc.	$2,300,500
33,000	SCANA Corp.	2,473,020

		4,773,520

	Office Electronics — 1.0%
224,880	Xerox Corp.	2,316,264

	Oil, Gas & Consumable Fuels — 2.8%
26,260	HollyFrontier Corp.	667,529
26,660	PBF Energy, Inc. — Class A	595,584
9,020	Tesoro Corp.	686,873
42,160	Valero Energy Corp.	2,204,125
56,640	World Fuel Services Corp.	2,696,064

		6,850,175

	Paper & Forest Products — 0.8%
53,620	Schweitzer-Mauduit International, Inc.	2,027,372

	Pharmaceuticals — 2.3%
15,720	Johnson & Johnson	1,968,616
194,713	Sciclone Pharmaceuticals, Inc.[1]	2,056,169
65,940	Supernus Pharmaceuticals, Inc.[1]	1,465,187

		5,489,972

	Professional Services — 3.1%
80,660	Korn/Ferry International	1,855,987
28,720	Manpowergroup, Inc.	1,993,168
121,100	Navigant Consulting, Inc.[1]	2,386,881
30,460	Robert Half International, Inc.	1,113,008

		7,349,044

	Real Estate Investment Trusts — 10.2%
56,180	Apartment Investment & Management Co. — Class A	2,582,595
22,060	Coresite Realty Corp.	1,820,612
95,400	Corporate Office Properties Trust	2,858,184
15,100	Equity Lifestyle Properties, Inc.	1,241,824
127,100	Government Properties Income Trust[2]	3,032,606
87,500	Hospitality Properties Trust	2,792,125
128,860	Host Hotels & Resorts, Inc.[2]	2,285,976
74,000	Liberty Property Trust	3,062,120
94,960	Piedmont Office Realty Trust, Inc. — Class A	2,083,422
56,000	RLJ Lodging Trust[2]	1,329,440
33,220	Tanger Factory Outlet Centers, Inc.	1,386,603

		24,475,507

	Real Estate Management & Development — 1.1%
47,640	HFF, Inc. — Class A	1,343,924
31,880	RE/MAX Holdings, Inc. — Class A	1,381,042

		2,724,966

	Semiconductors & Semiconductor Equipment — 2.3%
55,760	NVIDIA Corp.[2]	3,183,896
120,000	Teradyne, Inc.	2,370,000

		5,553,896

	Software — 1.7%
57,220	Cadence Design Systems, Inc.[1]	1,376,141
50,060	Synopsys, Inc.[1]	2,711,250

		4,087,391

See Notes to Schedule of Portfolio Investments.

35

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Specialty Retail — 4.4%
30,760	Childrens Place[2]	$2,570,921
100,600	Express, Inc.[1]	1,504,976
30,400	Foot Locker, Inc.	1,812,448
28,760	Lowe’s Cos., Inc.	2,366,373
27,080	TJX Cos., Inc. (The)	2,212,977

		10,467,695

	Technology Hardware, Storage & Peripherals — 0.8%
68,600	EMC Corp.	1,940,008

	TOTAL COMMON STOCKS (Cost $206,254,174)	235,108,640

Face Amount

REPURCHASE AGREEMENT* — 0.7%
$1,625,813	With State Street Bank and Trust Co., dated 7/29/16, 0.01%, principal and interest in the amount of $1,625,815, due 8/1/16, (collateralized by a U.S. Treasury Bond with a par value of $1,330,000, coupon rate of 3.375%, due 5/15/44, market value of $1,664,163)	1,625,813

	TOTAL REPURCHASE AGREEMENTS (Cost $1,625,813)	1,625,813

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 7.2%
17,405,076	State Street Navigator Securities Lending Prime Portfolio	17,405,076

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $17,405,076)	17,405,076

TOTAL LONG INVESTMENTS (Cost $225,285,063)	105.7%	$254,139,529

COMMON STOCKS SOLD SHORT* — (67.8)%
	Aerospace & Defense — (1.4)%
(11,940)	Orbital ATK, Inc.	(1,040,213)
(26,220)	Rockwell Collins, Inc.	(2,218,736)

		(3,258,949)

	Air Freight & Logistics — (1.0)%
(14,920)	FedEx Corp.	(2,415,548)

	Banks — (3.7)%
(40,420)	Bank of the Ozarks, Inc.	(1,454,716)
(42,220)	Banner Corp.	(1,762,263)
(32,520)	First Republic Bank	(2,330,708)
(98,860)	Investors Bancorp, Inc.	(1,123,050)
(62,920)	Webster Financial Corp.	(2,262,603)

		(8,933,340)

	Beverages — (1.9)%
(52,340)	Coca-Cola Co. (The)	(2,283,594)
(22,880)	Molson Coors Brewing Co. — Class B	(2,337,421)

		(4,621,015)

	Capital Markets — (1.4)%
(7,860)	Goldman Sachs Group, Inc. (The)	(1,248,247)
(59,500)	Stifel Financial Corp.[1]	(2,103,325)

		(3,351,572)

See Notes to Schedule of Portfolio Investments.

36

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Chemicals — (3.4)%
(10,200)	Ashland, Inc.	$(1,155,048)
(17,480)	Ecolab, Inc.	(2,069,282)
(33,980)	EI du Pont de Nemours & Co.	(2,350,397)
(21,320)	Praxair, Inc.	(2,484,633)

		(8,059,360)

	Commercial Services & Supplies — (3.8)%
(22,120)	Clean Harbors, Inc.[1]	(1,137,410)
(129,400)	Covanta Holding Corp.	(2,072,988)
(23,880)	Stericycle, Inc.[1]	(2,155,648)
(77,260)	Team, Inc.[1]	(2,133,149)
(35,200)	US Ecology, Inc.	(1,594,560)

		(9,093,755)

	Construction Materials — (0.7)%
(19,560)	Eagle Materials, Inc.	(1,642,062)

	Consumer Finance — (0.8)%
(36,220)	First Cash Financial Services, Inc.	(1,858,448)

	Diversified Financial Services — (0.5)%
(12,260)	Moody’s Corp.	(1,299,682)

	Food Products — (1.1)%
(24,000)	Hershey Co. (The)	(2,658,240)

	Health Care Equipment & Supplies — (2.7)%
(34,540)	Abbott Laboratories	(1,545,665)
(15,980)	Integra LifeSciences Holdings Corp.[1]	(1,346,635)
(26,900)	Medtronic PLC	(2,357,247)
(18,640)	ResMed, Inc.	(1,283,923)

		(6,533,470)

	Health Care Providers & Services — (0.5)%
(65,740)	Capital Senior Living Corp.[1]	(1,280,615)

	Hotels, Restaurants & Leisure — (2.1)%
(39,240)	Bob Evans Farms, Inc.	(1,443,247)
(4,400)	Chipotle Mexican Grill, Inc.[1]	(1,865,556)
(33,320)	Las Vegas Sands Corp.	(1,687,658)

		(4,996,461)

	Household Durables — (1.7)%
(75,000)	CalAtlantic Group, Inc.	(2,715,750)
(49,980)	MDC Holdings, Inc.	(1,315,474)

		(4,031,224)

	Insurance — (1.4)%
(40,360)	American International Group, Inc.	(2,197,198)
(17,640)	RLI Corp.	(1,202,519)

		(3,399,717)

	Internet Software & Services — (0.6)%
(38,140)	Yahoo!, Inc.[1]	(1,456,566)

	Leisure Equipment & Products — (0.6)%
(43,650)	Mattel, Inc.	(1,457,037)

	Machinery — (4.4)%
(28,100)	Caterpillar, Inc.	(2,325,556)
(28,000)	Deere & Co.	(2,175,880)
(20,860)	Dover Corp.	(1,490,030)

See Notes to Schedule of Portfolio Investments.

37

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Machinery — (Continued)
(43,880)	PACCAR, Inc.	$(2,587,604)
(26,340)	RBC Bearings, Inc.[1]	(2,002,630)

		(10,581,700)

	Marine — (0.9)%
(40,000)	Kirby Corp.[1]	(2,179,600)

	Media — (0.7)%
(96,640)	EW Scripps Co. (The) — Class A1	(1,639,014)

	Metals & Mining — (0.7)%
(25,640)	Compass Minerals International, Inc.	(1,784,287)

	Multi-Utilities — (2.8)%
(32,140)	Dominion Resources, Inc.	(2,507,563)
(91,240)	NiSource, Inc.	(2,341,218)
(17,220)	Sempra Energy	(1,926,574)

		(6,775,355)

	Office Electronics — (1.0)%
(45,460)	Zebra Technologies Corp. — Class A1	(2,409,835)

	Oil, Gas & Consumable Fuels — (2.6)%
(16,580)	Cabot Oil & Gas Corp.	(409,029)
(65,520)	Cheniere Energy, Inc.[1]	(2,740,702)
(22,700)	EOG Resources, Inc.	(1,854,590)
(7,720)	Pioneer Natural Resources Co.	(1,255,040)

		(6,259,361)

	Pharmaceuticals — (2.4)%
(10,960)	Allergan PLC[1]	(2,772,332)
(20,940)	Eli Lilly & Co.	(1,735,717)
(20,900)	Merck & Co., Inc.	(1,225,994)

		(5,734,043)

	Professional Services — (1.4)%
(37,140)	Advisory Board Co. (The)[1]	(1,550,966)
(49,081)	IHS Markit, Ltd.[1]	(1,705,074)

		(3,256,040)

	Real Estate Investment Trusts — (11.1)%
(32,580)	Acadia Realty Trust	(1,226,963)
(23,500)	Alexandria Real Estate Equities, Inc.	(2,639,050)
(35,940)	American Campus Communities, Inc.	(1,943,276)
(137,500)	American Homes 4 Rent — Class A	(2,983,750)
(20,120)	American Tower Corp.	(2,329,292)
(15,700)	Boston Properties, Inc.	(2,231,441)
(6,220)	Equinix, Inc.	(2,319,251)
(9,460)	Essex Property Trust, Inc.	(2,212,505)
(50,920)	HCP, Inc.	(1,997,592)
(35,760)	Realty Income Corp.	(2,555,767)
(20,580)	SL Green Realty Corp.	(2,424,736)
(17,920)	Vornado Realty Trust	(1,924,608)

		(26,788,231)

	Road & Rail — (3.8)%
(3,160)	Amerco, Inc.	(1,249,812)
(31,240)	Kansas City Southern	(3,002,476)
(22,800)	Norfolk Southern Corp.	(2,046,984)
(40,300)	Old Dominion Freight Line, Inc.[1]	(2,807,298)

		(9,106,570)

See Notes to Schedule of Portfolio Investments.

38

THE GLENMEDE FUND, INC.

Long/Short Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Semiconductors & Semiconductor Equipment — (1.1)%
(70,260)	Microsemi Corp.[1]	$(2,740,140)

	Software — (1.2)%
(26,020)	Autodesk, Inc.[1]	(1,546,889)
(32,460)	PTC, Inc.[1]	(1,289,636)

		(2,836,525)

	Specialty Retail — (3.1)%
(14,580)	Advance Auto Parts, Inc.	(2,476,559)
(33,000)	Genesco, Inc.[1]	(2,290,860)
(34,700)	L Brands, Inc.	(2,564,330)

		(7,331,749)

	Textiles, Apparel & Luxury Goods — (0.4)%
(28,199)	Under Armour, Inc. — Class C1	(1,006,695)

	Water and Sewer — (0.9)%
(10,560)	American States Water Co.	(456,192)
(53,440)	California Water Service Group	(1,802,531)

		(2,258,723)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(160,229,215))	(163,034,929)

TOTAL SHORT INVESTMENTS (Proceeds $(160,229,215))	(67.8)%	$(163,034,929)

TOTAL INVESTMENTS (Cost $65,055,848)[3]	37.9%	$91,104,600

OTHER ASSETS IN EXCESS OF LIABILITIES	62.1	149,192,469

NET ASSETS	100.0%	$240,297,069

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $66,802,937.

See Notes to Schedule of Portfolio Investments.

39

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 128.7%
	Aerospace & Defense — 4.0%
7,360	Honeywell International, Inc.	$856,189
6,659	Northrop Grumman Corp.	1,442,539
8,740	Spirit AeroSystems Holdings, Inc. — Class A1	379,141

		2,677,869

	Airlines — 2.2%
4,800	Alaska Air Group, Inc.	322,656
31,940	Southwest Airlines Co.	1,182,099

		1,504,755

	Auto Components — 2.3%
3,100	Delphi Automotive PLC	210,242
55,040	Gentex Corp.[2]	972,557
6,360	Tenneco, Inc.[1]	359,467

		1,542,266

	Banks — 5.0%
48,380	Fifth Third Bancorp	918,253
10,097	JPMorgan Chase & Co.	645,905
67,060	KeyCorp	784,602
24,700	SunTrust Banks, Inc.	1,044,563

		3,393,323

	Beverages — 4.5%
15,160	Dr Pepper Snapple Group, Inc.	1,493,412
14,180	PepsiCo, Inc.	1,544,485

		3,037,897

	Biotechnology — 1.3%
20,940	Acorda Therapeutics, Inc.[1,2]	529,363
11,480	Emergent BioSolutions, Inc.[1,2]	383,317

		912,680

	Capital Markets — 3.4%
28,920	Federated Investors, Inc. — Class B	913,005
34,620	LPL Financial Holdings, Inc.[2]	933,009
6,480	T Rowe Price Group, Inc.	458,071

		2,304,085

	Chemicals — 2.5%
22,340	Dow Chemical Co. (The)	1,198,988
7,140	Minerals Technologies, Inc.	465,956

		1,664,944

	Commercial Services & Supplies — 6.2%
19,520	Avery Dennison Corp.	1,520,413
5,780	Deluxe Corp.	390,670
25,760	Republic Services, Inc.	1,320,457
30,440	Sykes Enterprises, Inc.[1]	934,204

		4,165,744

	Communications Equipment — 3.0%
54,360	Brocade Communications Systems, Inc.	505,548
50,204	Cisco Systems, Inc.	1,532,728

		2,038,276

	Construction & Engineering — 2.5%
22,400	EMCOR Group, Inc.	1,247,680
30,920	KBR, Inc.	433,498

		1,681,178

See Notes to Schedule of Portfolio Investments.

40

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Containers & Packaging — 1.3%
5,820	Crown Holdings, Inc.[1]	$308,285
7,400	Packaging Corp. of America[2]	552,706

		860,991

	Diversified Consumer Services — 0.8%
18,540	Service Corp. International	513,929

	Diversified Financial Services — 1.2%
7,660	CME Group, Inc.	783,158

	Diversified Telecommunication Services — 2.1%
40,680	CenturyLink, Inc.[2]	1,278,979
3,068	Verizon Communications, Inc.	169,998

		1,448,977

	Electronic Equipment, Instruments & Components — 3.0%
9,680	Arrow Electronics, Inc.[1]	643,623
24,420	Sanmina Corp.[1]	618,803
10,280	Tech Data Corp.[1]	801,121

		2,063,547

	Energy Equipment & Services — 3.4%
16,900	Halliburton Co.	737,854
42,560	Nabors Industries, Ltd.	383,040
36,200	Noble Corp. PLC	267,156
6,519	Schlumberger, Ltd.	524,910
23,780	Superior Energy Services, Inc.	379,767

		2,292,727

	Food & Staples Retailing — 2.0%
3,500	CVS Health Corp.	324,520
30,760	Kroger Co. (The)	1,051,684

		1,376,204

	Food Products — 2.9%
13,940	Campbell Soup Co.[2]	868,044
16,920	ConAgra Foods, Inc.	791,179
4,500	Tyson Foods, Inc. — Class A	331,200

		1,990,423

	Health Care Equipment & Supplies — 0.7%
8,390	Hill-Rom Holdings, Inc.	448,278

	Health Care Providers & Services — 5.2%
7,806	Aetna, Inc.	899,329
5,780	AMN Healthcare Services, Inc.[1]	244,494
5,340	Anthem, Inc.	701,356
8,740	Cardinal Health, Inc.	730,664
9,120	WellCare Health Plans, Inc.[1]	974,016

		3,549,859

	Hotels, Restaurants & Leisure — 1.8%
17,420	Wyndham Worldwide Corp.	1,237,168

	Household Durables — 1.4%
18,400	Newell Brands, Inc.	965,264

	Household Products — 0.4%
2,800	Church & Dwight, Inc.	275,072

	Industrial Conglomerates — 0.5%
3,500	Carlisle Cos., Inc.	361,515

See Notes to Schedule of Portfolio Investments.

41

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — 5.4%
12,380	Aflac, Inc.	$894,827
26,480	Assured Guaranty, Ltd.	709,399
16,191	Hartford Financial Services Group, Inc. (The)	645,211
9,160	Travelers Cos., Inc. (The)	1,064,575
15,880	Universal Insurance Holdings, Inc.	345,231

		3,659,243

	IT Services — 6.1%
3,047	Accenture PLC — Class A	343,732
24,264	Amdocs, Ltd.	1,416,047
21,980	Convergys Corp.	585,767
49,500	Genpact, Ltd.[1]	1,325,115
7,419	Science Applications International Corp.	450,779

		4,121,440

	Life Sciences Tools & Services — 3.4%
16,238	Charles River Laboratories International, Inc.[1]	1,427,807
13,302	PAREXEL International Corp.[1]	889,239

		2,317,046

	Machinery — 2.3%
14,580	AGCO Corp.[2]	702,173
9,160	IDEX Corp.	822,476

		1,524,649

	Media — 6.6%
14,300	Comcast Corp. — Class A	961,675
47,779	Gannett Co., Inc.	609,660
57,020	Interpublic Group of Cos., Inc. (The)	1,314,882
8,942	Omnicom Group, Inc.[2]	735,837
6,500	Scripps Networks Interactive, Inc. — Class A2	429,390
5,460	Time Warner, Inc.	418,509

		4,469,953

	Multi-Utilities — 4.5%
24,080	MDU Resources Group, Inc.	579,124
27,820	Public Service Enterprise Group, Inc.	1,279,998
15,820	SCANA Corp.[2]	1,185,551

		3,044,673

	Office Electronics — 1.2%
76,740	Xerox Corp.	790,422

	Oil, Gas & Consumable Fuels — 3.9%
106,600	Denbury Resources, Inc.	309,140
31,580	PBF Energy, Inc. — Class A2	705,497
9,837	Tesoro Corp.	749,088
6,500	Valero Energy Corp.	339,820
10,580	World Fuel Services Corp.	503,608

		2,607,153

	Pharmaceuticals — 5.7%
13,820	Johnson & Johnson	1,730,678
110,360	Sciclone Pharmaceuticals, Inc.[1]	1,165,402
43,000	Supernus Pharmaceuticals, Inc.[1]	955,460

		3,851,540

	Real Estate Investment Trusts — 7.7%
32,760	Brixmor Property Group, Inc.	930,384
40,420	Corporate Office Properties Trust	1,210,983

See Notes to Schedule of Portfolio Investments.

42

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)
8,640	Equity Commonwealth[1]	$259,373
14,940	Hospitality Properties Trust[2]	476,735
40,980	Host Marriott Corp.[2]	726,985
18,080	Liberty Property Trust	748,151
19,860	Tanger Factory Outlet Centers, Inc.	828,957

		5,181,568

	Real Estate Management & Development — 1.4%
10,940	CBRE Group, Inc. — Class A1	311,243
14,220	RE/MAX Holdings, Inc. — Class A	616,010

		927,253

	Semiconductors & Semiconductor Equipment — 4.3%
4,260	Lam Research Corp.	382,420
29,000	NVIDIA Corp.[2]	1,655,900
26,400	Tessera Technologies, Inc.	848,496

		2,886,816

	Software — 4.8%
33,414	CA, Inc.	1,157,795
11,620	Citrix Systems, Inc.[1]	1,035,691
29,520	Mentor Graphics Corp.	630,547
9,620	Oracle Corp.	394,805

		3,218,838

	Specialty Retail — 5.5%
25,417	Express, Inc.[1]	380,238
17,000	Foot Locker, Inc.[2]	1,013,540
6,300	Home Depot, Inc.	870,912
6,740	Lowe’s Cos., Inc.	554,567
11,240	TJX Cos., Inc. (The)	918,533

		3,737,790

	Thrifts & Mortgage Finance — 1.3%
32,780	Flagstar Bancorp, Inc.[1]	865,720

	Wireless Telecommunication Services — 1.0%
21,900	Telephone & Data Systems, Inc.	689,631

	TOTAL COMMON STOCKS (Cost $72,491,240)	86,983,864

TOTAL LONG INVESTMENTS (Cost $72,491,240)	128.7%	$86,983,864

COMMON STOCKS SOLD SHORT* — (28.6)%
	Aerospace & Defense — (0.7)%
(2,980)	Orbital ATK, Inc.	(259,617)
(2,940)	Rockwell Collins, Inc.	(248,783)

		(508,400)

	Air Freight & Logistics — (0.4)%
(1,600)	FedEx Corp.	(259,040)

	Banks — (2.3)%
(9,900)	Ameris Bancorp	(328,284)
(6,600)	Bank of the Ozarks, Inc.	(237,534)
(6,860)	Banner Corp.	(286,336)
(14,840)	Glacier Bancorp, Inc.	(409,287)
(7,380)	Webster Financial Corp.	(265,385)

		(1,526,826)

See Notes to Schedule of Portfolio Investments.

43

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Beverages — (1.2)%
(2,860)	Brown-Forman Corp. — Class B	$(280,824)
(5,900)	Coca-Cola Co. (The)	(257,417)
(2,720)	Molson Coors Brewing Co. — Class B	(277,875)

		(816,116)

	Chemicals — (1.7)%
(2,520)	Ashland, Inc.	(285,365)
(7,480)	CF Industries Holdings, Inc.	(184,606)
(1,700)	Ecolab, Inc.	(201,246)
(2,540)	EI du Pont de Nemours & Co.	(175,692)
(3,740)	WR Grace & Co.	(280,014)

		(1,126,923)

	Commercial Services & Supplies — (1.3)%
(21,000)	Covanta Holding Corp.	(336,420)
(22,960)	PHH Corp.[1]	(335,446)
(2,620)	Stericycle, Inc.[1]	(236,507)

		(908,373)

	Gas Utilities — (0.3)%
(5,840)	New Jersey Resources Corp.	(217,482)

	Health Care Equipment & Supplies — (0.4)%
(5,980)	Abbott Laboratories	(267,605)

	Health Care Providers & Services — (0.3)%
(4,440)	Patterson Cos., Inc.	(219,158)

	Hotels, Restaurants & Leisure — (1.3)%
(1,880)	Buffalo Wild Wings, Inc.[1]	(315,765)
(500)	Chipotle Mexican Grill, Inc.[1]	(211,995)
(5,220)	Las Vegas Sands Corp.	(264,393)
(1,880)	Popeyes Louisiana Kitchen, Inc.[1]	(107,686)

		(899,839)

	Household Durables — (0.4)%
(6,860)	CalAtlantic Group, Inc.	(248,401)

	Insurance — (2.3)%
(3,480)	American International Group, Inc.	(189,451)
(8,200)	Arthur J Gallagher & Co.	(403,358)
(7,980)	Mercury General Corp.	(441,853)
(4,300)	ProAssurance Corp.	(222,138)
(8,420)	Progressive Corp. (The)	(273,734)

		(1,530,534)

	Life Sciences Tools & Services — (0.4)%
(1,800)	Illumina, Inc.[1]	(299,430)

	Machinery — (1.2)%
(3,280)	Caterpillar, Inc.	(271,453)
(3,360)	Deere & Co.	(261,106)
(3,980)	RBC Bearings, Inc.[1]	(302,599)

		(835,158)

	Media — (0.5)%
(19,100)	EW Scripps Co. (The) — Class A1	(323,936)

	Metals & Mining — (0.5)%
(5,080)	Compass Minerals International, Inc.	(353,517)

See Notes to Schedule of Portfolio Investments.

44

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Multi-Utilities — (0.9)%
(2,960)	Dominion Resources, Inc.	$(230,939)
(3,380)	Sempra Energy	(378,155)

		(609,094)

	Oil, Gas & Consumable Fuels — (0.7)%
(5,860)	Cheniere Energy, Inc.[1]	(245,124)
(16,700)	Memorial Resource Development Corp.[1]	(250,166)

		(495,290)

	Pharmaceuticals — (0.7)%
(970)	Allergan PLC[1]	(245,362)
(2,167)	Perrigo Co. PLC	(198,042)

		(443,404)

	Professional Services — (0.3)%
(4,740)	Advisory Board Co. (The)[1]	(197,942)

	Real Estate Investment Trusts — (4.6)%
(7,580)	Acadia Realty Trust	(285,463)
(4,140)	Alexandria Real Estate Equities, Inc.	(464,922)
(14,840)	American Homes 4 Rent — Class A	(322,028)
(3,860)	American Tower Corp.	(446,872)
(2,700)	Boston Properties, Inc.	(383,751)
(700)	Equinix, Inc.	(261,009)
(1,420)	Essex Property Trust, Inc.	(332,110)
(3,360)	Realty Income Corp.	(240,139)
(3,000)	SL Green Realty Corp.	(353,460)

		(3,089,754)

	Real Estate Management & Development — (0.4)%
(7,360)	Alexander & Baldwin, Inc.	(289,984)

	Road & Rail — (2.3)%
(4,520)	Genesee & Wyoming, Inc. — Class A1	(292,670)
(2,820)	JB Hunt Transport Services, Inc.	(234,427)
(3,040)	Kansas City Southern	(292,174)
(2,540)	Norfolk Southern Corp.	(228,041)
(3,540)	Old Dominion Freight Line, Inc.[1]	(246,597)
(11,320)	Werner Enterprises, Inc.	(284,358)

		(1,578,267)

	Semiconductors & Semiconductor Equipment — (0.5)%
(8,240)	Microsemi Corp.[1]	(321,360)

	Software — (0.4)%
(4,760)	Autodesk, Inc.[1]	(282,982)

	Specialty Retail — (0.4)%
(3,260)	L Brands, Inc.	(240,914)

	Textiles, Apparel & Luxury Goods — (0.2)%
(3,386)	Under Armour, Inc. — Class C1	(120,875)

	Trading Companies & Distributors — (0.8)%
(12,500)	H&E Equipment Services, Inc.	(232,750)
(3,520)	United Rentals, Inc.[1]	(280,438)

		(513,188)

	Water and Sewer — (0.9)%
(6,980)	American States Water Co.	(301,536)
(8,500)	Aqua America, Inc.	(294,440)

		(595,976)

See Notes to Schedule of Portfolio Investments.

45

THE GLENMEDE FUND, INC.

Total Market Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Wireless Telecommunication Services — (0.3)%
(2,020)	SBA Communications Corp.[1]	$(232,300)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(19,632,193))	(19,352,068)

TOTAL SHORT INVESTMENTS (Proceeds $(19,632,193))	(28.6)%	$(19,352,068)

TOTAL INVESTMENTS (Cost $52,859,047)[3]	100.1%	$67,631,796

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(40,124)

NET ASSETS	100.0%	$67,591,672

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $62,822,115.

See Notes to Schedule of Portfolio Investments.

46

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — 97.2%
	Alabama — 2.2%
$500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E 0.000% due 10/1/34[1]	$159,095
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured) 0.000% due 10/1/25[1]	367,665
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, 6.000% due 10/1/42	1,297,749
300,000	Lower, AL, Gas District, Gas Project Revenue, Series A, 5.000% due 9/1/46	410,997
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	597,505

		2,833,011

	Alaska — 0.5%
500,000	Alaska State International Airports Revenue, Refunding, Series B, 5.000% due 10/1/34	610,585

	Arizona — 1.0%
100,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	111,095
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[2]	270,742
180,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	196,924
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
100,000	5.750% due 7/1/24[2]	115,634
500,000	6.750% due 7/1/44[2]	604,255

		1,298,650

	California — 6.0%
350,000	Alameda, CA, Community Facilities District No.13-1, Special Tax, Alameda Landing Public Improvements, 5.000% due 9/1/42	403,886
475,000	Alhambra City, CA, Atherton Baptist Homes, Revenue Bonds, Series A, 7.500% due 1/1/30	540,973
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	415,955
500,000	5.000% due 6/1/46	573,160
500,000	California State, School Financing Authority, Downtown College Prep Obligation Group, 5.000% due 6/1/51[2]	523,720
	California State, Statewide Communities Development Authority, Beverly Community Hospital Association, Revenue Bonds:
560,000	4.000% due 2/1/20	603,154
270,000	4.000% due 2/1/21	295,021
240,000	4.000% due 2/1/23	266,100
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	313,502
300,000	California State, Statewide Communities Development Authority, Daughters of Charity Health, Revenue Bonds, Series A, 5.750% due 7/1/30	300,003
255,000	Corona-Norco, CA, Unified School District, Refunding, 5.000% due 9/1/24	315,580
1,000,000	Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, (AGMC Insured) 0.000% due 1/15/34[1]	562,730
	Palomar Pomerado,CA, General Obligation Unlimited, Series A, (AGC Insured):
1,000,000	0.000% due 8/1/29[1]	674,600
500,000	0.000% due 8/1/31[1]	315,600

See Notes to Schedule of Portfolio Investments.

47

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$325,000	San Francisco City & County, CA, Redevelopment Agency, Mission Bay Redevelopment Project, Series B, 5.000% due 8/1/33	$402,048
570,000	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Revenue Bonds, Series A, (NPFG Insured) 0.000% due 1/15/22[1]	506,074
500,000	Saugus/Hart, CA, School Facilities Financing Authority, Special Tax, Refunding, 5.000% due 9/1/24	618,785
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	202,224

		7,833,115

	Colorado — 1.0%
750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	770,535
500,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited., 3.250% due 12/1/20	509,530

		1,280,065

	Connecticut — 2.9%
750,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	822,180
1,000,000	Connecticut State Health & Educational Facilities Authority, Quinnipiac University, Revenue Bonds, Series M, 5.000% due 7/1/36	1,209,660
750,000	Hamden, CT, Facilities Revenue Bonds, Series A, 7.750% due 1/1/43[3]	792,735
1,000,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[2]	996,200

		3,820,775

	District Of Columbia — 0.8%
600,000	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds, Series A, 5.000% due 6/1/46	680,220
3,000,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A 0.000% due 6/15/46[1]	401,370

		1,081,590

	Florida — 5.8%
150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A, 3.000% due 5/1/20	159,885
200,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	232,580
500,000	Florida State Higher Educational Facilities Financial Authority, Nova Southeastern University Project, 5.000% due 4/1/33	607,750
	Orange County, FL, Health Facilities Authority Revenue:
150,000	4.000% due 8/1/19	161,922
750,000	5.000% due 8/1/40	875,985
	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C:
295,000	5.000% due 5/15/20	335,253
55,000	5.000% due 5/15/25	68,718
150,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 4.000% due 12/1/18	159,280
200,000	Pompano Beach, FL, John Knox Project, Revenue Bonds, 4.000% due 9/1/19	215,138

See Notes to Schedule of Portfolio Investments.

48

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$500,000	Seminole Tribe, FL, Special Obligation Revenue, Series A, 5.250% due 10/1/27[2]	$520,265
	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1:
325,000	5.000% due 3/1/20[2]	360,350
500,000	5.000% due 3/1/30[2]	569,955
	Tallahassee, FL, Health Facilities Revenue, Tallahassee Memorial Healthcare Project, Series A:
460,000	5.000% due 12/1/41	541,402
300,000	5.000% due 12/1/55	348,807
1,000,000	Tallahassee, FL, Health Facilities, Tallahassee Memorial Healthcare, Revenue Bonds, Series A, 5.000% due 12/1/44	1,158,440
1,000,000	Tampa, FL, Revenue Bonds, Refunding, University of Tampa Project,, 5.000% due 4/1/40	1,162,460

		7,478,190

	Georgia — 1.3%
500,000	DeKalb County, GA, Hospital Authority, DeKalb Medical Center, Inc. Project, Revenue Bonds, 6.000% due 9/1/30	581,130
1,000,000	Private Colleges & Universities Authority, GA, Savannah College of Art & Design Project, Revenue, 5.000% due 4/1/44	1,154,640

		1,735,770

	Illinois — 15.0%
250,000	Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series A3, 1.270% due 3/1/36[4]	226,988
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
30,000	5.000% due 12/1/42	27,534
250,000	7.000% due 12/1/44	264,717
1,000,000	Chicago, IL, Midway International Airport Revenue, Refunding, Series B, 5.000% due 1/1/46	1,190,190
500,000	Chicago, IL, O’Hare International Airport, Revenue Bonds, Series B, 5.000% due 1/1/30	606,230
250,000	Chicago, IL, Wastewater Transmission Revenue, (NPFG Insured), 5.500% due 1/1/20	283,862
500,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Series C, 5.000% due 1/1/22	577,265
	Chicago, IL, Waterworks Revenue, Revenue Bonds:
200,000	5.000% due 11/1/24	233,464
375,000	5.000% due 11/1/30	442,687
150,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, (AGMC Insured), 5.000% due 11/1/17	157,884
500,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, Refunding, 5.000% due 11/1/27	610,075
500,000	Cook County, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 11/15/31	602,735
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	450,784
795,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series A, 5.000% due 5/1/25	981,849
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, 1.677% due 5/1/36[4]	151,205
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	177,969
500,000	Illinois State Finance Authority, Revenue Bonds, Refunding, OSF Healthcare System, Series A, 5.000% due 11/15/45	589,900
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	361,152
1,000,000	4.125% due 11/15/37	1,074,650

See Notes to Schedule of Portfolio Investments.

49

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
$1,000,000	5.000% due 2/15/31[5]	$1,153,630
1,000,000	4.125% due 8/15/37	1,069,700
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	577,405
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	576,470
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	600,575
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	560,170
1,000,000	5.000% due 2/1/39	1,079,760
200,000	5.000% due 1/1/41	219,850
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, (AGMC Insured) 0.000% due 6/15/27[1]	351,490
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	566,765
500,000	Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Series A, (NPFG Insured) 0.000% due 12/15/31[1]	285,820
500,000	Regional Transportation Authority, IL, Revenue Bonds, Series A, (NPFG Insured), 6.000% due 7/1/33	698,390
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	540,930
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,088,640
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	513,780
500,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	519,220

		19,413,735

	Indiana — 1.0%
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
95,000	5.750% due 11/15/28	108,192
100,000	6.500% due 11/15/33	117,401
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	339,087
350,000	5.000% due 4/1/28	387,548
355,000	Vigo County, IN, Hospital Authority, Revenue Bonds, 5.500% due 9/1/27[2]	364,762

		1,316,990

	Iowa — 1.0%
775,000	Iowa State Finance Authority, Revenue Bonds, 5.250% due 12/1/25	836,039
395,000	Tobacco Settlement Authority, IA, Revenue Bonds, Series C, 5.375% due 6/1/38	395,016

		1,231,055

	Kansas — 0.4%
250,000	Wichita, KS, Health Care Facilities, Revenue Bonds, Series II-A, 5.000% due 12/1/31	253,615
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	156,644

See Notes to Schedule of Portfolio Investments.

50

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Kansas — (Continued)
$100,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	$102,117

		512,376

	Kentucky — 1.5%
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A:
100,000	5.000% due 7/1/17	103,662
100,000	6.000% due 7/1/53	121,053
1,000,000	Kentucky State Economic Development Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Project, 0.650% due 4/1/31[4]	1,000,000
110,000	Kentucky State, Economic Development Finance Authority, Baptist Healthcare System, Revenue Bonds, Series A, 5.375% due 8/15/24	119,180
500,000	Paducah, KY, Electric Plant Board Revenue, Refunding, Series A, (AGMC Insured), 5.000% due 10/1/32	600,200

		1,944,095

	Louisiana — 2.8%
900,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[2]	971,784
1,000,000	Louisiana State, Citizens Property Insurance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 6/1/26	1,273,560
200,000	Louisiana State, Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corp. Project,, 6.750% due 11/1/32	214,052
350,000	Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp, Series A, 6.500% due 8/1/29	416,885
200,000	Louisiana State, Public Facilities Authority, Revenue Bonds, Dynamic Fuels, LLC Project, 0.380% due 10/1/33[4]	200,000
500,000	Louisiana State, Public Facilities Authority, Revenue Bonds, Series A, 3.375% due 9/1/28	521,595

		3,597,876

	Maryland — 0.4%
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[2]	525,280

	Massachusetts — 1.1%
1,000,000	Massachusetts State, Development Finance Agency Revenue, Boston Medical Center, Series D, 5.000% due 7/1/44	1,163,170
190,000	Massachusetts State, Development Finance Agency Revenue, Refunding, Umass Memorial Healthcare, Series I, 5.000% due 7/1/29	235,657

		1,398,827

	Michigan — 4.8%
450,000	Detroit, MI, City School District, General Obligation Unlimited, Refunding, Series A, (AGMC Insured QSBLF), 5.250% due 5/1/32	573,097
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	54,129
25,000	4.750% due 11/15/22	27,156
250,000	5.625% due 11/15/41	275,975
1,045,000	Michigan State Finance Authority, Detroit Water & Sewer Department, Revenue Bonds, Series C, (AGMC Insured), 5.000% due 7/1/35	1,238,064

See Notes to Schedule of Portfolio Investments.

51

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Michigan — (Continued)
$1,000,000	Michigan State Finance Authority, Revenue Bonds, Detroit Water & Sewer Department, Series C, 5.000% due 7/1/35	$1,174,330
	Michigan State Tobacco Settlement Finance Authority, Revenue Bonds, Series A:
1,000,000	6.000% due 6/1/34	1,006,820
1,015,000	6.000% due 6/1/48	1,021,973
500,000	Wayne County, MI, Airport Authority Revenue, Refunding, Series D, 5.000% due 12/1/45	588,925
250,000	Wayne County, MI, Airport Authority Revenue, Refunding, Series G, 5.000% due 12/1/21	292,367

		6,252,836

	Minnesota — 0.4%
500,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Series B-1, (LOC: J.P. Morgan Chase Bank N.A.), 0.390% due 11/15/35[4]	500,000

	Mississippi — 0.8%
1,000,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA, Inc. Project, Series E, 0.400% due 12/1/30[4]	1,000,000

	Missouri — 3.1%
500,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33[3]	548,985
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	118,394
105,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	123,287
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	120,370
225,000	5.000% due 2/1/29	269,590
2,030,000	Missouri State Health & Educational Facilities Authority, St. Louis University, Series A-2, (LOC: Wells Fargo Bank N.A.), 0.370% due 10/1/35[4]	2,030,000
580,000	St. Louis, MO, Airport Revenue, (NPFG Insured), 5.500% due 7/1/28	756,332

		3,966,958

	Nebraska — 0.1%
180,000	Lancaster County, NE, Hospital Authority, Revenue Bonds, Series B-1, 0.400% due 6/1/31[4]	180,000

	Nevada — 1.5%
500,000	Henderson, NV, Local Improvement Districts No. T-18, 5.250% due 9/1/26[3]	496,270
890,000	Las Vegas, NV, Redevelopment Agency, Tax Revenue, 5.000% due 6/15/22	1,052,826
	Las Vegas, NV, Sales Tax Increment Revenue:
165,000	2.750% due 6/15/21[2]	164,922
235,000	3.500% due 6/15/25[2]	235,726

		1,949,744

	New Jersey — 5.2%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured), 5.000% due 11/1/24	294,815
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, 2.040% due 3/1/28[4]	451,105

See Notes to Schedule of Portfolio Investments.

52

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$250,000	New Jersey State Economic Development Authority, Revenue Bonds, Series A, 5.000% due 1/1/24	$293,760
400,000	New Jersey State Educational Facilities Authority, Revenue Bonds, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/34	483,088
500,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/34	613,670
200,000	New Jersey State Health Care Facilities Financing Authority, University Hospital, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 7/1/30	241,716
285,000	New Jersey State Turnpike Authority, Revenue Bonds, 0.990% due 1/1/18[4]	285,014
1,000,000	New Jersey State Turnpike Authority, Revenue Bonds, Series E, 1.120% due 1/1/24[4]	1,001,880
	South Jersey, NJ, Transportation Authority LLC, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 11/1/26	238,010
750,000	5.000% due 11/1/32	867,248
250,000	5.000% due 11/1/33	288,090
1,765,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Series 1A, 5.000% due 6/1/41	1,734,077

		6,792,473

	New York — 2.8%
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E, 3.500% due 2/15/48	519,185
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F, 4.500% due 2/15/48	538,035
500,000	New York City, NY, Transitional Finance Authority Revenue, SubSeries E-4 (SPA: JP Morgan Chase Bank N.A.), 0.390% due 2/1/45[4]	500,000
500,000	New York State, Liberty Development Corp., Revenue Bonds, 5.000% due 11/15/44[2]	573,320
1,000,000	New York State, Liberty Development Corp., World Trade Center Project, Revenue Bonds, 5.150% due 11/15/34[2]	1,124,740
310,000	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds, 6.000% due 12/1/42	364,668

		3,619,948

	North Carolina — 0.4%
500,000	North Carolina State Medical Care Commission, Revenue Bonds, 5.000% due 10/1/20	555,715

	Ohio — 7.7%
	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-2:
1,205,000	6.500% due 6/1/47	1,231,811
2,300,000	5.875% due 6/1/47	2,282,612
25,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-3, 6.250% due 6/1/37	25,480
230,000	Cleveland, OH, Airport System Revenue, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 1/1/29	278,082
250,000	Cleveland, OH, Airport System Revenue, Revenue Bonds, Series B, (AGMC Insured), 5.000% due 1/1/23[5]	297,578
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	897,755
	Muskingum County, OH, Hospital Facilities, Genesis Healthcare Systems Project, Revenue Bonds:
280,000	5.000% due 2/15/19	301,893
1,000,000	5.000% due 2/15/44	1,088,260
750,000	Ohio State, Air Quality Development Authority, Revenue Bonds, Series A, 3.750% due 12/1/23[4]	759,375

See Notes to Schedule of Portfolio Investments.

53

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
$200,000	5.000% due 12/1/16	$202,376
690,000	5.000% due 12/1/19	757,454
300,000	5.750% due 12/1/32	345,234
500,000	6.000% due 12/1/42	574,160
800,000	Warren County, OH, Health Care Facilities, Otterbein Homes, Revenue Bonds, Series A, 5.000% due 7/1/32	957,664

		9,999,734

	Oklahoma — 0.1%
110,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[2],3	132,921

	Oregon — 0.3%
50,000	Oregon State, Facilities Authority, Revenue Bonds, Series C, 1.440% due 10/1/22[4]	50,001
275,000	Yamhill County, OR, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/51[5]	297,495

		347,496

	Pennsylvania — 3.7%
620,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, Refunding, 5.000% due 1/1/32	738,488
275,000	Dauphin County, PA, General Authority, Health Systems Revenue, Refunding, Series A, 5.000% due 6/1/34	335,434
175,000	East Hempfield Township, PA, Industrial Development Authority, Revenue Bonds, Refunding, 5.000% due 12/1/26	215,602
875,000	Montgomery County, PA, Higher Education & Health Authority, Abington Memorial Hospital Group, Revenue Bonds, 5.000% due 6/1/31	1,009,566
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	123,788
80,000	4.000% due 12/1/39	83,438
100,000	5.000% due 12/1/46	116,648
500,000	Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Revenue, Refunding, Series B, 0.600% due 12/1/30[4]	500,000
750,000	Pennsylvania State, Higher Educational Facilities Authority, Revenue Bonds, 5.800% due 7/1/30	818,835
545,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, Refunding, Series A, 5.000% due 7/1/25[5]	648,964
245,000	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Temple University Health Systems, Revenue Bonds, Series B, 5.000% due 7/1/17	250,387

		4,841,150

	Puerto Rico — 8.0%
145,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds, Series A, (AGC Insured), 5.000% due 7/1/28	150,264
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,044
90,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (NPFG Insured) 0.000% due 7/1/18[1]	82,964
150,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/35	153,974
	Commonwealth of Puerto Rico, General Obligation Unlimited, Series A-4, (AGMC Insured):
135,000	5.250% due 7/1/30	140,403
45,000	5.000% due 7/1/31	46,572

See Notes to Schedule of Portfolio Investments.

54

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A:
$90,000	5.125% due 7/1/37	$63,222
2,000,000	5.250% due 7/1/42	1,405,000
1,150,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, (AGC Insured), 5.125% due 7/1/47	1,190,491
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,195
	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured):
610,000	3.625% due 7/1/23	582,916
50,000	3.650% due 7/1/24	47,145
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	49,993
100,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGC Insured), 4.250% due 7/1/27	95,980
125,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series V, (NPFG Insured), 5.250% due 7/1/35	128,759
265,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series VV, (NPFG Insured), 5.250% due 7/1/30	276,586
100,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series A, 7.000% due 7/1/33	67,303
160,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	157,219
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	49,996
90,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series SS, (NPFG Insured), 5.000% due 7/1/24	91,213
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, 5.000% due 7/1/22	33,617
1,250,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series UU, (AGMC Insured), 0.953% due 7/1/29[4]	902,787
150,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series VV, (NPFG Insured), 5.250% due 7/1/29	156,704
335,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series XX, 5.250% due 7/1/40	224,323
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A:
250,000	5.000% due 7/1/18	259,932
750,000	6.000% due 7/1/33	771,795
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	244,010
435,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	386,167
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, (AMBAC Insured):
1,000,000	0.000% due 8/1/47[1]	143,740
8,500,000	0.000% due 8/1/54[1]	830,535
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, (NPFG Insured):
400,000	0.000% due 8/1/45[1]	73,212
1,475,000	0.000% due 8/1/41[1]	338,807
2,000,000	0.000% due 8/1/43[1]	410,560
1,300,000	0.000% due 8/1/44[1]	253,032
	University of Puerto Rico, Revenue Bonds, Refunding, Series P:
25,000	5.000% due 6/1/17[3]	13,834
50,000	5.000% due 6/1/20[3]	20,995
360,000	5.000% due 6/1/19[3]	153,713

See Notes to Schedule of Portfolio Investments.

55

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$65,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	$65,007
	University of Puerto Rico, Revenue Bonds, Series Q:
75,000	5.000% due 6/1/25[3]	29,740
210,000	5.000% due 6/1/30[3]	82,765
30,000	5.000% due 6/1/36[3]	11,702
145,000	5.000% due 6/1/19[3]	61,912

		10,309,128

	Rhode Island — 0.4%
400,000	Rhode Island, State Commerce Corp., Airports Revenue, Revenue Bonds, Series D, 5.000% due 7/1/28	489,752

	South Carolina — 2.1%
794,285	Connector 2000 Association, Inc., Revenue Bonds, Series A-1 0.000% due 1/1/42[1]	127,840
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1 0.000% due 1/1/32[1]	165,530
610,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA/FNMA/FHLMC/FHA Insured), 4.000% due 7/1/36	670,134
600,000	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding, 5.625% due 5/1/42	606,360
1,000,000	South Carolina State, Public Service Authority, Revenue Bonds, Series E, 5.250% due 12/1/55	1,209,210

		2,779,074

	Tennessee — 0.5%
675,000	Clarksville, TN, Public Building Authority Revenue (LOC: Bank of America N.A.), 0.400% due 7/1/35[4]	675,000

	Texas — 7.0%
400,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	461,416
250,000	Brazoria County, TX, Health Facilities Development Corp., Revenue Bonds, 5.250% due 7/1/32	292,875
500,000	Central, TX, Regional Mobility Authority, Revenue Bonds, Refunding, 5.000% due 1/1/46	590,990
360,000	Fort Bend County, TX, Industrial Development Corp., NGR Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	394,384
500,000	Fort Bend County, TX, Industrial Development Corp., Revenue Bonds, Series B, 4.750% due 11/1/42	546,565
250,000	Gregg County, TX, Health Facilities Development Corp., Revenue Bonds, Series C, 5.000% due 7/1/32	274,095
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	160,035
500,000	Harrison County, TX, Health Facilities Development Corp., Good Shepard Health System, Revenue Bonds, 5.250% due 7/1/28	541,515
2,000,000	Lower Neches Valley, TX, Authority Industrial Development Corp., Revenue Bonds, ExxonMobil Corp. Project, 0.340% due 11/1/51[4]	2,000,000
250,000	New Hope Cultural Education Facilities Corp., TX, Housing Revenue, Tarleton State University Project, Revenue Bonds, Series A, 5.000% due 4/1/47	282,620
	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A:
500,000	5.000% due 4/1/29	581,075
600,000	5.000% due 4/1/30	695,976

See Notes to Schedule of Portfolio Investments.

56

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$480,000	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A, 5.000% due 4/1/48	$550,075
285,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/45	318,895
1,000,000	Texas State, Transportation Commission, Refunding, Series C, 5.000% due 8/15/34	1,174,780
200,000	Tyler, TX, Health Facilities Development Corp., Refunding and Improvement East Texas Medical Center, Revenue Bonds, 5.250% due 11/1/27	207,646

		9,072,942

	Virginia — 0.4%
487,000	Peninsula Town Center, VA, Community Development Authority, Revenue Bonds, 6.350% due 9/1/28	507,756

	Washington — 1.3%
100,000	Skagit County, WA, Public Hospital District No.1, Refunding, Series A, 5.000% due 12/1/19	110,648
750,000	Washington State, Health Care Facilities Authority, Central Washington Health Services Association, 5.000% due 7/1/39	870,458
375,000	Washington State, Health Care Facilities Authority, Series B-1, 1.440% due 1/1/35[4]	372,146
250,000	Washington State, Housing Finance Commission, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/46[2,5]	267,115

		1,620,367

	Wisconsin — 1.9%
1,000,000	Public Finance Authority, WI, Revenue Bonds, 5.750% due 4/1/42	1,058,820
100,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24	110,561
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,252,136

		2,421,517

	TOTAL MUNICIPAL BONDS (Cost $121,808,469)	125,926,496

TOTAL INVESTMENTS (Cost $121,808,469)[6]	97.2%	$125,926,496

OTHER ASSETS IN EXCESS OF LIABILITIES	2.8	3,577,702

NET ASSETS	100.0%	$129,504,198

See Notes to Schedule of Portfolio Investments.

57

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[3]	Illiquid security.
[4]	Floating Rate Bond. Rate shown is as of July 31, 2016.
[5]	When-issued security.
[6]	Aggregate cost for federal tax purposes was $121,808,469.

Abbreviations:

AGC — Assurance Guaranty Corporation

AGMC — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LOC — Letter of Credit

NPFG — National Public Finance Guarantee Corporation

SPA — Stand-By Purchase Agreement

QSBLF — Michigan Qualified School Bond Loan Fund

See Notes to Schedule of Portfolio Investments.

58

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — 98.9%
	Aerospace & Defense — 0.5%
254	Honeywell International, Inc.	$29,548

	Air Freight & Logistics — 0.6%
117	CH Robinson Worldwide, Inc.	8,145
625	Expeditors International of Washington, Inc.	30,894

		39,039

	Airlines — 0.9%
1,478	Southwest Airlines Co.	54,701

	Auto Components — 0.5%
1,784	Gentex Corp.	31,523

	Automobiles — 1.1%
1,329	Harley-Davidson, Inc.	70,331

	Banks — 3.0%
1,410	Comerica, Inc.	63,788
811	PNC Financial Services Group, Inc. (The)	67,029
2,202	Zions BanCorp	61,392

		192,209

	Beverages — 0.6%
356	PepsiCo, Inc.	38,776

	Biotechnology — 2.9%
400	Biogen, Inc.[2]	115,972
880	Gilead Sciences, Inc.	69,934

		185,906

	Capital Markets — 2.4%
2,898	Bank of New York Mellon Corp. (The)	114,181
582	T Rowe Price Group, Inc.	41,142

		155,323

	Chemicals — 2.3%
859	PPG Industries, Inc.	89,946
774	Scotts Miracle-Gro Co. (The) — Class A	57,082

		147,028

	Commercial Services & Supplies — 1.0%
855	Avery Dennison Corp.	66,596

	Communications Equipment — 4.1%
8,859	Brocade Communications Systems, Inc.	82,389
3,810	Cisco Systems, Inc.	116,319
2,694	Juniper Networks, Inc.	61,127

		259,835

	Diversified Financial Services — 1.3%
807	CME Group, Inc.	82,508

	Diversified Telecommunication Services — 2.6%
2,306	CenturyLink, Inc.	72,501
1,676	Verizon Communications, Inc.	92,867

		165,368

	Electric Utilities — 1.7%
1,064	Exelon Corp.	39,666
524	NextEra Energy, Inc.	67,224

		106,890

See Notes to Schedule of Portfolio Investments.

59

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — (Continued)
	Electrical Equipment — 1.5%
1,508	Eaton Corp. PLC	$95,622

	Energy Equipment & Services — 3.4%
2,966	Halliburton Co.	129,495
2,719	National Oilwell Varco, Inc.	87,960

		217,455

	Food & Staples Retailing — 1.5%
735	Kroger Co. (The)	25,130
1,323	Sprouts Farmers Market, Inc.[2]	30,601
1,331	Whole Foods Market, Inc.	40,569

		96,300

	Food Products — 5.8%
1,739	Campbell Soup Co.	108,288
347	General Mills, Inc.	24,946
938	Hormel Foods Corp.	35,034
1,059	Ingredion, Inc.	141,101
1,403	Mondelez International, Inc. — Class A	61,704

		371,073

	Health Care Providers & Services — 4.8%
263	Aetna, Inc.	30,300
1,157	Cardinal Health, Inc.	96,725
1,623	Express Scripts Holding Co.[2]	123,462
714	HCA Holdings, Inc.[2]	55,071

		305,558

	Hotels, Restaurants & Leisure — 2.0%
1,524	Hilton Worldwide Holdings, Inc.	35,341
1,292	Wyndham Worldwide Corp.	91,758

		127,099

	Household Durables — 1.0%
1,281	Newell Brands, Inc.	67,201

	Household Products — 1.5%
1,121	Procter & Gamble Co. (The)	95,946

	Industrial Conglomerates — 0.5%
301	Carlisle Cos., Inc.	31,090

	Insurance — 4.0%
2,171	First American Financial Corp.	90,769
1,839	Principal Financial Group, Inc.	85,753
1,341	Progressive Corp. (The)	43,596
293	Travelers Cos., Inc. (The)	34,052

		254,170

	Internet Software & Services — 1.5%
1,923	Akamai Technologies, Inc.[2]	97,169

	IT Services — 1.2%
690	Accenture PLC — Class A	77,839

	Life Sciences Tools & Services — 3.5%
800	Quintiles Transnational Holdings, Inc.[2]	62,112
449	Thermo Fisher Scientific, Inc.	71,319
579	Waters Corp.[2]	92,021

		225,452

See Notes to Schedule of Portfolio Investments.

60

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — (Continued)
	Machinery — 3.3%
276	Cummins, Inc.	$33,884
1,440	Ingersoll-Rand PLC	95,414
658	Stanley Black & Decker, Inc.	80,079

		209,377

	Media — 4.4%
1,143	Scripps Networks Interactive, Inc. — Class A	75,507
1,587	Time Warner, Inc.	121,643
858	Walt Disney Co. (The)	82,325

		279,475

	Office Electronics — 1.5%
9,614	Xerox Corp.	99,024

	Oil, Gas & Consumable Fuels — 3.6%
6,473	Marathon Oil Corp.	88,292
2,026	Marathon Petroleum Corp.	79,804
4	Phillips 66	304
1,125	Valero Energy Corp.	58,815

		227,215

	Paper & Forest Products — 0.9%
1,218	International Paper Co.	55,797

	Pharmaceuticals — 3.1%
760	Johnson & Johnson	95,175
1,710	Merck & Co., Inc.	100,308

		195,483

	Professional Services — 0.5%
462	Manpowergroup, Inc.	32,063

	Real Estate Investment Trusts — 2.8%
2,519	Kimco Realty Corp.	80,860
2,454	Liberty Property Trust	101,546

		182,406

	Semiconductors & Semiconductor Equipment — 4.2%
1,649	Intel Corp.	57,484
183	Marvell Technology Group, Ltd.	2,150
3,098	NVIDIA Corp.	176,896
421	Texas Instruments, Inc.	29,365

		265,895

	Software — 7.6%
2,793	CA, Inc.	96,777
1,405	Citrix Systems, Inc.[2]	125,228
2,022	Oracle Corp.	82,983
572	Synopsys, Inc.[2]	30,979
2,071	VMware, Inc. — Class A2	151,142

		487,109

	Specialty Retail — 5.3%
1,047	AutoNation, Inc.[2]	55,857
2,812	Dick’s Sporting Goods, Inc.	144,228
774	Foot Locker, Inc.	46,146
1,146	Lowe’s Cos., Inc.	94,293

		340,524

See Notes to Schedule of Portfolio Investments.

61

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS[1] — (Continued)
	Technology Hardware, Storage & Peripherals — 2.5%
602	Apple, Inc.	$62,735
3,445	Teradata Corp.[2]	97,769

		160,504

	Thrifts & Mortgage Finance — 1.5%
6,242	People’s United Financial, Inc.	94,629

	TOTAL COMMON STOCKS (Cost $5,904,188)	6,317,056

TOTAL INVESTMENTS (Cost $5,904,188)[3]	98.9%	$6,317,056

OTHER ASSETS IN EXCESS OF LIABILITIES	1.1	69,368

NET ASSETS	100.0%	$6,386,424

[1]	Percentages indicated are based on net assets.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $5,916,359.

See Notes to Schedule of Portfolio Investments.

62

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.7%
	Aerospace & Defense — 0.9%
479	Honeywell International, Inc.	$55,722

	Airlines — 2.0%
1,753	Alaska Air Group, Inc.	117,837

	Auto Components — 1.4%
744	Lear Corp.	84,407

	Banks — 4.0%
1,959	Comerica, Inc.	88,625
6,151	Fifth Third Bancorp	116,746
350	PNC Financial Services Group, Inc. (The)	28,928

		234,299

	Biotechnology — 4.2%
497	Biogen, Inc.[1]	144,095
1,323	Gilead Sciences, Inc.	105,139

		249,234

	Capital Markets — 2.3%
3,464	Bank of New York Mellon Corp. (The)	136,482

	Chemicals — 1.7%
300	Air Products & Chemicals, Inc.	44,826
522	PPG Industries, Inc.	54,659

		99,485

	Commercial Services & Supplies — 2.7%
2,043	Avery Dennison Corp.	159,129

	Communications Equipment — 3.9%
5,251	Cisco Systems, Inc.	160,313
567	F5 Networks, Inc.[1]	69,979

		230,292

	Diversified Financial Services — 2.1%
1,462	MSCI, Inc.	125,790

	Diversified Telecommunication Services — 2.6%
2,757	Verizon Communications, Inc.	152,765

	Energy Equipment & Services — 1.4%
3,279	FMC Technologies, Inc.[1]	83,221

	Food & Staples Retailing — 1.3%
1,009	Wal-Mart Stores, Inc.	73,627

	Food Products — 6.1%
3,667	Hormel Foods Corp.	136,962
608	Ingredion, Inc.	81,010
1,888	Tyson Foods, Inc. — Class A	138,957

		356,929

	Gas Utilities — 1.1%
1,441	UGI Corp.	65,220

	Health Care Providers & Services — 5.0%
1,084	Anthem, Inc.	142,372
1,790	Cardinal Health, Inc.	149,644

		292,016

	Hotels, Restaurants & Leisure — 2.3%
1,870	Wyndham Worldwide Corp.	132,807

See Notes to Schedule of Portfolio Investments.

63

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Household Products — 1.8%
1,248	Procter & Gamble Co. (The)	$106,816

	Insurance — 3.2%
308	Hanover Insurance Group, Inc. (The)	25,361
2,899	Progressive Corp. (The)	94,247
579	Travelers Cos., Inc. (The)	67,291

		186,899

	Internet Software & Services — 7.1%
2,633	Akamai Technologies, Inc.[1]	133,045
6,382	eBay, Inc.[1]	198,863
3,604	Rackspace Hosting, Inc.[1]	84,442

		416,350

	Life Sciences Tools & Services — 1.8%
677	Waters Corp.[1]	107,596

	Machinery — 4.5%
1,291	Cummins, Inc.	158,496
1,392	ITT, Inc.	44,140
504	Stanley Black & Decker, Inc.	61,337

		263,973

	Media — 3.7%
6,589	Interpublic Group of Cos., Inc. (The)	151,942
363	Omnicom Group, Inc.	29,871
365	Walt Disney Co. (The)	35,022

		216,835

	Multi-line Retail — 1.0%
803	Target Corp.	60,490

	Multi-Utilities — 1.0%
1,284	CMS Energy Corp.	58,011

	Office Electronics — 2.8%
16,092	Xerox Corp.	165,748

	Oil, Gas & Consumable Fuels — 5.8%
1,608	Chevron Corp.	164,788
452	Tesoro Corp.	34,420
2,697	Valero Energy Corp.	140,999

		340,207

	Pharmaceuticals — 3.8%
1,399	Mylan N.V.[1]	65,459
4,218	Pfizer, Inc.	155,602

		221,061

	Real Estate Investment Trusts — 2.6%
2,443	Liberty Property Trust	101,091
3,834	Spirit Realty Capital, Inc.	52,411

		153,502

	Semiconductors & Semiconductor Equipment — 3.4%
2,637	QUALCOMM, Inc.	165,024
495	Texas Instruments, Inc.	34,526

		199,550

See Notes to Schedule of Portfolio Investments.

64

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Software — 3.4%
2,048	Oracle Corp.	$84,050
2,095	Synopsys, Inc.[1]	113,465

		197,515

	Specialty Retail — 4.6%
2,306	Foot Locker, Inc.	137,484
698	Lowe’s Cos., Inc.	57,431
1,208	Ross Stores, Inc.	74,691

		269,606

	Technology Hardware, Storage & Peripherals — 2.1%
1,190	Apple, Inc.	124,010

	Textiles, Apparel & Luxury Goods — 1.1%
666	PVH Corp.	67,306

	TOTAL COMMON STOCKS (Cost $5,507,465)	5,804,737

TOTAL INVESTMENTS (Cost $5,507,465)[2]	98.7%	$5,804,737

OTHER ASSETS IN EXCESS OF LIABILITIES	1.3	78,188

NET ASSETS	100.0%	$5,882,925

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $5,514,317.

See Notes to Schedule of Portfolio Investments.

65

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Face Amount		Value

CORPORATE NOTES* — 13.9%
	Automotive — 3.6%
$250,000	Ford Motor Credit Co. LLC, 6.625% due 8/15/17	$262,995
300,000	General Motors Financial Co., Inc., 2.400% due 5/9/19	301,571

		564,566

	Financial — 5.2%
250,000	Bank of America Corp., 6.400% due 8/28/17	263,286
300,000	Goldman Sachs Group, Inc., 7.500% due 2/15/19	342,365
200,000	JPMorgan Chase & Co., 2.750% due 6/23/20	206,921

		812,572

	Media — Broadcasting & Publishing — 2.0%
300,000	Time Warner Cable, Inc., 5.850% due 5/1/17	309,357

	Oil & Gas — 1.4%
200,000	Apache Corp., 6.900% due 9/15/18	218,842

	Retailers — 1.7%
250,000	Best Buy Co., Inc., 5.000% due 8/1/18	265,000

	TOTAL CORPORATE NOTES (Cost $2,170,528)	2,170,337

MUNICIPAL BONDS* — 84.3%

	Alabama — 5.2%
250,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 5.000% due 9/1/20	290,435
250,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46[1]	279,932
250,000	Mobile County, AL, Industrial Development Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project, 0.340% due 7/15/32[1]	250,000

		820,367

	Alaska — 1.6%
250,000	Valdez, AK, Marine Terminal Revenue Bonds, Refunding, Exxon Pipeline Co. Project, Series C, 0.340% due 12/1/33[1]	250,000

	Connecticut — 1.3%
200,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-1, 0.300% due 7/1/36[1]	200,000

	Delaware — 1.5%
205,000	Delaware State, Transportation Authority, Grant Anticpation Bonds, Revenue Bonds, 5.000% due 3/1/19	227,372

	District of Columbia — 1.0%
150,000	District of Columbia, Revenue Bonds, 5.000% due 12/1/17	158,618

	Florida — 1.6%
240,000	Cocoa, FL, Water & Sewer Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.250% due 10/1/17	252,492

See Notes to Schedule of Portfolio Investments.

66

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — 6.1%
$200,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Series B, 5.000% due 1/1/18	$212,060
300,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Series 3B, 0.700% due 11/1/38[1]	300,174
200,000	Illinois State Finance Authority, Revenue Bonds, Series A, Prerefunded 11/1/18 @ 100, 7.250% due 11/1/38	229,732
200,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series B, (NPFG Insured), 5.500% due 6/1/18	217,642

		959,608

	Iowa — 1.2%
190,000	Iowa State Finance Authority, Revenue Bonds, Drake University Project, 0.400% due 4/1/31[1]	190,000

	Kansas — 2.6%
200,000	Dodge City, KS, General Obligation Unlimited, Refunding, Revenue Bonds, Series B, 4.000% due 9/1/16	200,602
200,000	Kansas State, Development Finance Authority, Revenue Bonds, Kansas Projects, Series A, 4.000% due 5/1/18	211,458

		412,060

	Kentucky — 1.8%
250,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/19[2]	281,027

	Michigan — 6.5%
	Dansville, MI, Schools, General Obligation Unlimited, (QSBLF Insured):
125,000	4.000% due 5/1/19[2]	135,300
140,000	4.000% due 5/1/20[2]	154,679
150,000	Detroit, MI, City School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/17	154,626
300,000	Michigan State Building Authority Revenue, Revenue Bonds, Refunding, Series I, 5.000% due 10/15/18[2]	327,525
250,000	University of Michigan, MI, Revenue Bonds, Series D-1, 0.350% due 12/1/24[1]	250,000

		1,022,130

	Minnesota — 1.6%
250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Series B-1, (LOC: J.P. Morgan Chase Bank N.A.), 0.390% due 11/15/35[1]	250,000

	Mississippi — 2.6%
400,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series B, 0.400% due 12/1/30[1]	400,000

	Missouri — 1.9%
300,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, St. Louis University, Series B-2, (LOC: Wells Fargo Bank N.A.), 0.370% due 10/1/35[1]	300,000

	Nebraska — 1.3%
200,000	Public Power Generation Agency, NE, Revenue Bonds, (AMBAC Insured), 4.000% due 1/1/17	202,820

	New Jersey — 3.4%
250,000	Essex County, NJ, General Obligation Unlimited, 2.000% due 9/16/16	250,520
245,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Prerefunded 7/1/19 @ 100, 5.500% due 7/1/29	277,886

		528,406

See Notes to Schedule of Portfolio Investments.

67

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Mexico — 0.8%
$130,000	Taos, NM, Municipal School District No. 1, General Obligation Unlimited, Refunding, 2.000% due 9/1/16[2]	$130,112

	New York — 3.4%
300,000	New York City, New York, General Obligation Unlimited, Subseries D-3, (LOC: Royal Bank of Canada), 0.380% due 10/1/39[1]	300,000
200,000	New York State, Dormitory Authority, State Personal Income Tax Revenue, Refunding, Series A, 5.000% due 12/15/19	229,050

		529,050

	North Carolina — 4.8%
100,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 4.000% due 6/1/18	105,823
100,000	Durham County, NC, Certificate Participation, Series A, 4.000% due 6/1/18	106,103
250,000	North Carolina State, Grant Anticiaption Revenue, Revenue Bonds, 5.000% due 3/1/19	276,737
250,000	Pitt County, NC, Limited Obligation, Revenue Bonds, Refunding, 5.000% due 4/1/18[2]	261,468

		750,131

	Ohio — 1.3%
200,000	Ohio State, Hospital Revenue Bonds, Series A, 5.000% due 1/15/17	203,884

	Pennsylvania — 4.1%
140,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series A, 5.000% due 5/15/19	156,444
150,000	Lycoming County, PA, Authority Revenue Bonds, (AGC Insured), 3.500% due 10/1/16	150,755
190,000	Pennsylvania State, General Obligation Unlimited, Refunding, 5.000% due 7/1/20	219,000
100,000	Pennsylvania State, Higher Educational Facilities Authority Revenue Bonds, Thomas Jafferson University, 5.000% due 3/1/18	106,612

		632,811

	Rhode Island — 2.6%
400,000	Rhode Island State, Industrial Facilities Corp., Marine Term Revenue, Refunding, ExxonMobil Project, 0.340% due 2/1/25[1]	400,000

	South Carolina — 3.2%
300,000	South Carolina State, Educational Facilities Authority, Revenue Bonds, Furman University, 5.000% due 10/1/16	302,220
200,000	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/17	203,764

		505,984

	Tennessee — 1.6%
245,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, Revenue Bonds, Merrill Lynch & Co., Inc., Project, 5.000% due 12/15/16	249,006

	Texas — 13.6%
305,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Brown Fellowship Leadership Academy, Series A, (PSF Guaranteed), 2.000% due 8/15/17[2]	309,096
200,000	Denton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 2.000% due 8/1/43[1,2]	206,800
150,000	Eagle Pass, TX, General Obligation Limited, Refunding, 2.000% due 3/1/17	151,085

See Notes to Schedule of Portfolio Investments.

68

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$200,000	Fort Bend, TX, Independent School District, General Obligation Unlimited, Series A, (PSF Guaranteed), 0.900% due 8/1/40[1,2]	$200,146
250,000	Harris County, TX, General Obligation Limited, Refunding, Series B, 5.000% due 10/1/19	283,875
100,000	Lower Colorado River, TX, Authority Transmission Contract Revenue, Refunding, 5.000% due 5/15/17	103,531
250,000	Lower Colorado River, TX, Authority Transmission Contract Revenue, Refunding, Series A, 5.000% due 5/15/17	258,827
250,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40[1,2]	250,042
210,000	Taft, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 3.000% due 8/15/20	227,195
140,000	Venus, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 2.000% due 8/15/18	143,710

		2,134,307

	Washington — 4.1%
245,000	Seattle, WA, Municipal Light & Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/19	274,657
350,000	Washington, Federal Highway Grant Anticipation Revenue, Series F, 5.000% due 9/1/17	366,765

		641,422

	Wisconsin — 3.6%
285,000	Oshkosh, WI, Water Revenue, Revenue Bonds, Series F, 2.000% due 1/1/19	293,396
250,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Refunding, Series B, 5.000% due 8/15/18	271,690

		565,086

	TOTAL MUNICIPAL BONDS (Cost $13,176,983)	13,196,693

MUTUAL FUNDS* — 5.4%
150	BlackRock Defined Opportunity Credit Trust	2,031
2,900	BlackRock Municipal 2020 Term Trust	47,328
4,690	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	457,979
4,200	Vanguard Short-Term Corporate Bond ETF	339,906

	TOTAL MUTUAL FUNDS (Cost $843,786)	847,244

REPURCHASE AGREEMENT* — 6.2%
974,532	With State Street Bank and Trust Co., dated 7/29/16, 0.01%, principal and interest in the amount of $974,533, due 8/1/16, (collateralized by a U.S. Treasury Bond with a par value of $855,000, coupon rate of 3.000%, due 11/15/45, market value of $999,281)	974,532

TOTAL INVESTMENTS (Cost $17,165,829)[3]	109.8%	$17,188,806

LIABILITIES IN EXCESS OF OTHER ASSETS	(9.8)	(1,530,840)

NET ASSETS	100.0%	$15,657,966

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of July 31, 2016.
[2]	When-issued security.
[3]	Aggregate cost for federal tax purposes was $17,165,959.

See Notes to Schedule of Portfolio Investments.

69

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

Abbreviations:

AGC — Assurance Guaranty Corporation

AGMC — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

NPFG — National Public Finance Guarantee Corporation

PSF — Permanent School Fund

QSBLF — Michigan Qualified School Bond Loan Fund

LOC — Letter of Credit

See Notes to Schedule of Portfolio Investments.

70

THE GLENMEDE FUND, INC.

Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 2.0%
22,100	SPDR S&P 500 ETF Trust	$4,799,015
30,000	Vanguard S&P 500 ETF	5,978,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	10,777,415

U.S. TREASURY BILLS — 18.5%
$100,000,000	U.S. Treasury Bill 0.000% due 8/4/16	99,999,100

	TOTAL U.S. TREASURY BILLS (Cost $99,997,792)	99,999,100

PURCHASED OPTIONS — 75.8%
	CALLS — 46.0%
700	S&P 500 Index with Goldman Sachs, Exercise Price $1,500, Expires 09/16/2016	46,742,500
3,000	S&P 500 Index with Goldman Sachs, Exercise Price $1,600, Expires 09/16/2016	170,415,000
200	S&P 500 Index with Goldman Sachs, Exercise Price $600, Expires 09/16/2016	31,333,000

		248,490,500

	PUTS — 29.8%
700	S&P 500 Index with Goldman Sachs, Exercise Price $2,500, Expires 09/16/2016	23,208,500
3,200	S&P 500 Index with Goldman Sachs, Exercise Price $2,600, Expires 09/16/2016	138,064,000

		161,272,500

	TOTAL PURCHASED OPTIONS (Cost $411,098,800)	409,763,000

Face Amount

REPURCHASE AGREEMENT* — 3.1%
$16,826,428	With State Street Bank and Trust Co., dated 7/29/16, 0.01%, principal and interest in the amount of $16,826,442, due 8/1/16, (collateralized by a U.S. Treasury Bond with a par value of $14,685,000, coupon rate of 3.000%, due 11/15/45, market value of $17,163,094)	16,826,428

	TOTAL REPURCHASE AGREEMENT (Cost $16,826,428)	16,826,428

TOTAL INVESTMENTS (Cost $534,353,629)[1]	99.4%	$537,365,943

OTHER ASSETS IN EXCESS OF LIABILITIES	0.6	3,106,601

NET ASSETS[2]	100.0%	$540,472,544

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $534,353,629.
[2]	Cash in the amount of $5,161,713 is held as collateral to secure the open written put options contracts.

See Notes to Schedule of Portfolio Investments.

71

THE GLENMEDE FUND, INC.

Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

Name of Issuer, Title of Issue and Counterparty	Number of Contracts	Value
WRITTEN OPTIONS
CALLS:
S&P 500 Index expires September 2016 exercise price $2,500 Goldman Sachs	700	$(7,000)
S&P 500 Index expires September 2016 exercise price $2,600 Goldman Sachs	200	(2,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(10,600))		$(9,000)

PUTS:
S&P 500 Index expires August 2016 exercise price $2,050 Goldman Sachs	10	(2,050)
S&P 500 Index expires August 2016 exercise price $2,100 Goldman Sachs	972	(447,120)
S&P 500 Index expires August 2016 exercise price $2,150 Goldman Sachs	1,388	(1,721,120)
S&P 500 Index expires September 2016 exercise price $1,500 Goldman Sachs	700	(10,500)
S&P 500 Index expires September 2016 exercise price $1,600 Goldman Sachs	3,000	(120,000)
S&P 500 Index expires September 2016 exercise price $600 Goldman Sachs	200	(2,000)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(6,595,201))		$(2,302,790)

TOTAL WRITTEN OPTIONS (Premiums Received $(6,605,801))		$(2,311,790)

See Notes to Schedule of Portfolio Investments.

72

THE GLENMEDE FUND, INC.

International Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 85.1%
	Air Freight & Logistics — 1.4%
4,439	Deutsche Post AG, Sponsored ADR	$132,282
20,751	Royal Mail PLC, Unsponsored ADR	281,930

		414,212

	Auto Components — 0.9%
6,522	Continental AG, Sponsored ADR	273,598

	Automobiles — 4.3%
10,177	Bayerische Motoren Werke AG, Sponsored ADR[1]	291,978
5,338	Daimler AG, Sponsored ADR	362,610
5,945	Honda Motor Co., Ltd., Sponsored ADR	161,228
3,761	Toyota Motor Corp., Sponsored ADR	419,728

		1,235,544

	Banks — 6.7%
36,319	Barclays PLC, Sponsored ADR	299,269
7,203	BNP Paribas SA, ADR	178,490
3,410	DNB ASA, Sponsored ADR	375,867
14,730	ING Groep N.V., Sponsored ADR	165,123
94,217	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	480,507
1,051	Nordea Bank AB, Sponsored ADR	9,407
68,275	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	434,229

		1,942,892

	Biotechnology — 0.6%
919	Shire PLC, ADR	178,396

	Building Products — 1.2%
32,652	Assa Abloy AB, Unsponsored ADR	356,233

	Capital Markets — 1.0%
50,844	Daiwa Securities Group, Inc., Sponsored ADR	283,455

	Chemicals — 2.7%
12,194	Air Liquide SA, Unsponsored ADR	259,183
3,325	BASF SE, Sponsored ADR	260,747
3,129	Syngenta AG, ADR	246,002

		765,932

	Construction & Engineering — 1.6%
23,615	Vinci SA, Unsponsored ADR	447,032

	Construction Materials — 1.4%
28,728	Fletcher Building, Ltd., Sponsored ADR	392,999

	Diversified Telecommunication Services — 4.6%
7,714	Nippon Telegraph & Telephone Corp., ADR	365,875
16,535	Orange SA, Sponsored ADR	254,143
18,645	Singapore Telecommunications, Ltd., ADR	583,309
9,457	Telefonica SA, Sponsored ADR	92,300
4,717	Telia Co. AB, Unsponsored ADR	42,925

		1,338,552

	Electric Utilities — 1.2%
11,490	CLP Holdings, Ltd., Sponsored ADR	120,070
7,919	Iberdrola SA, Sponsored ADR	216,775

		336,845

	Electrical Equipment — 1.3%
17,059	ABB, Ltd., Sponsored ADR[1]	362,504

See Notes to Schedule of Portfolio Investments.

73

THE GLENMEDE FUND, INC.

International Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 1.3%
22,128	Amec Foster Wheeler PLC, Sponsored ADR	$130,113
17,495	Technip SA, ADR	242,830

		372,943

	Food & Staples Retailing — 1.6%
19,126	Koninklijke Ahold Delhaize N.V., Sponsored ADR	455,390

	Food Products — 2.0%
7,185	Nestle SA, Sponsored ADR	576,453

	Health Care Providers & Services — 1.6%
26,895	Sonic Healthcare, Ltd., Unsponsored ADR	469,049

	Hotels, Restaurants & Leisure — 1.6%
23,964	Compass Group PLC, Sponsored ADR	455,436

	Household Durables — 2.0%
34,855	Sekisui House, Ltd., Sponsored ADR	579,987

	Industrial Conglomerates — 1.2%
3,092	Siemens AG, Sponsored ADR	335,612

	Insurance — 5.7%
22,382	Allianz SE, ADR	319,615
10,060	AXA SA, Sponsored ADR	204,218
10,030	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Unsponsored ADR	167,050
7,662	Prudential PLC, ADR	270,622
7,086	Sampo OYJ, Unsponsored ADR	146,432
44,800	SCOR SE, Sponsored ADR	131,936
18,866	Swiss Re AG, Sponsored ADR	394,299

		1,634,172

	IT Services — 2.7%
16,034	Capgemini SA, Unsponsored ADR	769,472

	Machinery — 2.2%
14,267	Atlas Copco AB, Sponsored ADR	400,903
22,391	Volvo AB, Unsponsored ADR	238,912

		639,815

	Media — 1.6%
9,327	Sky PLC, Sponsored ADR	453,479

	Metals & Mining — 1.9%
27,624	Newcrest Mining, Ltd., Sponsored ADR[1]	539,220

	Multi-line Retail — 0.9%
32,024	Marks & Spencer Group PLC, ADR	271,884

	Multi-Utilities — 1.8%
7,163	National Grid PLC, Sponsored ADR	518,959

	Oil, Gas & Consumable Fuels — 2.6%
33,990	Inpex Corp., Unsponsored ADR	266,991
23,826	Woodside Petroleum, Ltd., Sponsored ADR	480,809

		747,800

	Personal Products — 3.3%
8,881	L’Oreal SA, Unsponsored ADR	337,567
13,087	Unilever PLC, Sponsored ADR	612,602

		950,169

	Pharmaceuticals — 9.2%
24,404	Astellas Pharma, Inc., Unsponsored ADR	406,693
2,281	AstraZeneca PLC, Sponsored ADR	77,873

See Notes to Schedule of Portfolio Investments.

74

THE GLENMEDE FUND, INC.

International Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Pharmaceuticals — (Continued)
2,320	Bayer AG, Sponsored ADR	$249,829
27,132	Daiichi Sankyo Co., Ltd., Sponsored ADR	644,385
4,729	Novartis AG, Sponsored ADR	393,737
14,213	Roche Holding AG, Sponsored ADR	456,095
8,150	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	436,025

		2,664,637

	Professional Services — 0.8%
8,154	Adecco Group AG, Unsponsored ADR	223,909

	Real Estate Investment Trusts — 1.0%
10,666	Unibail-Rodamco SE, Unsponsored ADR	292,995

	Real Estate Management & Development — 2.8%
29,178	Daiwa House Industry Co., Ltd., Unsponsored ADR	815,525

	Specialty Retail — 1.0%
17,133	Industria de Diseno Textil SA, Unsponsored ADR	295,887

	Technology Hardware, Storage & Peripherals — 1.7%
17,520	Canon, Inc., Sponsored ADR	495,290

	Tobacco — 3.9%
4,015	British American Tobacco PLC, Sponsored ADR	512,675
31,845	Japan Tobacco, Inc., Unsponsored ADR	620,341

		1,133,016

	Wireless Telecommunication Services — 1.8%
12,776	KDDI Corp., Unsponsored ADR	193,556
11,590	NTT DOCOMO, Inc., Sponsored ADR	316,523

		510,079

	TOTAL COMMON STOCKS (Cost $23,786,802)	24,529,372

EXCHANGE-TRADED FUND* — 1.5%
7,500	iShares MSCI EAFE ETF	435,150

	TOTAL EXCHANGE-TRADED FUNDS (Cost $397,724)	435,150

Face Amount

REPURCHASE AGREEMENT* — 8.3%
$2,385,976	With State Street Bank and Trust Co., dated 7/29/16, 0.01%, principal and interest in the amount of $2,385,978, due 8/1/16, (collateralized by a U.S. Treasury Bond with a par value of $2,085,000, coupon rate of 3.000%, due 11/15/45, market value of $2,436,844)	2,385,976

	TOTAL REPURCHASE AGREEMENT (Cost $2,385,976)	2,385,976

TOTAL INVESTMENTS (Cost $26,570,502)[2]	94.9%	$27,350,498

OTHER ASSETS IN EXCESS OF LIABILITIES	5.1	1,463,020

NET ASSETS[3]	100.0%	$28,813,518

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $26,570,502.
[3]	Cash in the amount of $26,614,872 is held as collateral to secure the open written call and put options contracts.

Abbreviations:

ADR — American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

75

THE GLENMEDE FUND, INC.

International Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

Name of Issuer, Title of Issue and Counterparty	Number of Contracts	Value
WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund expires August 2016 exercise price $58 Goldman Sachs	3,250	(245,375)
iShares MSCI EAFE Index Fund expires August 2016 exercise price $59 Goldman Sachs	1,000	(29,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(205,883))		$(274,375)

PUTS:
iShares MSCI Emerging Markets expires August 2016 exercise price $32 Goldman Sachs	125	(375)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(13,222))		$(375)

TOTAL WRITTEN OPTIONS (Premiums Received $(219,105))		$(274,750)

See Notes to Schedule of Portfolio Investments.

76

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.6%
	Japan — 25.0%
66,958	Ajinomoto Co., Inc., Unsponsored ADR	$1,676,628
370,529	Bridgestone Corp., Unsponsored ADR	6,417,562
457,864	Daiichi Sankyo Co., Ltd., Sponsored ADR	10,874,270
298,019	Daiwa House Industry Co., Ltd., Unsponsored ADR	8,329,631
93,853	Fuji Heavy Industries, Ltd., Unsponsored ADR	7,191,955
224,774	FUJIFILM Holdings Corp., Unsponsored ADR	8,060,396
186,838	Isuzu Motors, Ltd., Unsponsored ADR	2,408,342
205,007	Japan Airlines Co., Ltd., Unsponsored ADR	3,077,155
633,015	KDDI Corp., Unsponsored ADR	9,590,177
53,288	Kubota Corp., Sponsored ADR	3,882,830
41,942	Kyocera Corp., Sponsored ADR	1,974,629
65,041	Marui Group Co., Ltd., Unsponsored ADR	1,873,181
949,859	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	4,844,281
429,167	MS&AD Insurance Group Holdings, Inc., Unsponsored ADR	6,197,171
129,639	Nippon Telegraph & Telephone Corp., ADR	6,148,778
253,391	NTT DOCOMO, Inc., Sponsored ADR	6,920,108
178,495	Sekisui House, Ltd., Sponsored ADR	2,970,157
688,836	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	4,380,997
1,125,199	Sumitomo Mitsui Trust Holdings, Inc., Sponsored ADR	3,724,409
248,847	Tokyo Electron, Ltd., Unsponsored ADR	5,250,672
101,357	Trend Micro, Inc., Sponsored ADR	3,649,866

		109,443,195

	United Kingdom — 17.3%
725,210	Aberdeen Asset Management PLC, ADR	6,048,251
92,921	Ashtead Group PLC, Unsponsored ADR	5,967,387
51,391	British American Tobacco PLC, Sponsored ADR	6,562,117
73,004	BT Group PLC, Sponsored ADR	2,019,291
161,790	GlaxoSmithKline PLC, Sponsored ADR	7,291,875
152,645	Imperial Brands PLC, Sponsored ADR	8,055,687
712,648	Kingfisher PLC, Sponsored ADR	6,314,061
386,505	Legal & General Group PLC, Sponsored ADR	5,252,603
142,256	Prudential PLC, ADR	5,024,482
144,176	RELX PLC, Sponsored ADR	2,779,713
132,188	Sky PLC, Sponsored ADR	6,426,981
417,495	Smiths Group PLC, Sponsored ADR	7,076,540
62,504	WPP PLC, Sponsored ADR	7,004,823

		75,823,811

	Germany — 10.2%
43,439	adidas AG, Sponsored ADR	3,559,609
428,098	Allianz SE, Sponsored ADR	6,113,239
68,905	Bayer AG, Sponsored ADR	7,420,035
238,078	Deutsche Lufthansa AG, Sponsored ADR	2,821,224
301,118	E.ON SE, Sponsored ADR	3,238,524
81,232	GEA Group AG, Sponsored ADR	4,327,229
346,708	HeidelbergCement AG, Unsponsored ADR	5,835,096
244,192	RWE AG, Sponsored ADR[1,2]	4,341,734
64,372	Siemens AG, Sponsored ADR	6,987,065

		44,643,755

	France — 8.7%
78,052	Arkema SA, Sponsored ADR	6,635,201
242,156	Atos SE, Unsponsored ADR	4,719,620
73,302	Capgemini SA, Unsponsored ADR	3,517,763
88,355	Cie Generale des Etablissements Michelin, Unsponsored ADR	1,805,976
450,776	Renault SA, Unsponsored ADR	7,866,041
104,672	Societe Generale SA, Sponsored ADR	714,910
443,502	Technip SA, ADR	6,155,808

See Notes to Schedule of Portfolio Investments.

77

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	France — (Continued)
136,639	Total SA, Sponsored ADR	$6,572,336

		37,987,655

	Switzerland — 8.1%
180,439	Actelion, Ltd., Unsponsored ADR[1]	8,015,101
172,931	Adecco Group AG, Unsponsored ADR	4,748,685
465,099	Lonza Group AG, Unsponsored ADR[1]	8,781,069
211,740	Roche Holding AG, Sponsored ADR	6,794,737
328,957	Swiss Re AG, Sponsored ADR	6,875,201

		35,214,793

	Australia — 6.1%
159,771	Amcor, Ltd., Sponsored ADR	7,301,535
78,445	BHP Billiton Ltd. ADR	2,329,032
629,219	Coca-Cola Amatil, Ltd., Sponsored ADR	4,379,364
114,220	Macquarie Group, Ltd., ADR	6,431,728
116,810	Newcrest Mining, Ltd., Sponsored ADR[1]	2,280,131
201,608	Woodside Petroleum, Ltd., Sponsored ADR	4,068,450

		26,790,240

	Netherlands — 4.2%
632,614	Koninklijke Ahold Delhaize N.V., Sponsored ADR	15,062,541
76,333	Wolters Kluwer N.V., Sponsored ADR	3,209,802

		18,272,343

	Hong Kong — 3.6%
112,505	BOC Hong Kong Holdings, Ltd., Sponsored ADR	7,380,328
441,785	CLP Holdings, Ltd., Sponsored ADR	4,616,653
228,576	WH Group, Ltd., ADR	3,577,215

		15,574,196

	Finland — 3.4%
284,585	Kone OYJ, Unsponsored ADR	7,192,886
369,767	UPM-Kymmene OYJ, Sponsored ADR	7,620,158

		14,813,044

	Denmark — 3.2%
478,305	Danske Bank AS, Sponsored ADR	6,543,212
66,106	Novo Nordisk AS, Sponsored ADR	3,766,059
161,222	Vestas Wind Systems AS, Unsponsored ADR	3,751,636

		14,060,907

	Singapore — 3.1%
44,441	DBS Group Holdings, Ltd., Sponsored ADR	2,063,840
51,317	Singapore Exchange, Ltd., Unsponsored ADR	4,372,722
319,247	Wilmar International, Ltd., Unsponsored ADR	7,262,869

		13,699,431

	Sweden — 2.6%
40,595	Electrolux AB, Sponsored ADR	2,199,031
313,139	Svenska Cellulosa AB SCA, Sponsored ADR	9,319,017

		11,518,048

	Spain — 1.5%
142,155	Amadeus IT Holding SA, Unsponsored ADR	6,656,763

	Italy — 1.0%
142,995	ENI SPA, Sponsored ADR	4,382,797

See Notes to Schedule of Portfolio Investments.

78

THE GLENMEDE FUND, INC.

International Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2016 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	New Zealand — 0.6%
191,707	Spark New Zealand, Ltd., Sponsored ADR	$2,727,991

	United States — 0.0%
347	Ball Corp.	24,522

	TOTAL COMMON STOCKS (Cost $412,754,206)	431,633,491

Face Amount

REPURCHASE AGREEMENT* — 2.1%
$9,314,846	With State Street Bank and Trust Co., dated 7/29/16, 0.01%, principal and interest in the amount of $9,314,854, due 8/1/16, (collateralized by U.S. Treasury Note with a par value of $9,340,000, coupon rate of 1.625%, due 5/31/23, market value of $9,503,450)	9,314,846

	TOTAL REPURCHASE AGREEMENT (Cost $9,314,846)	9,314,846

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.1%
129,600	State Street Navigator Securities Lending Prime Portfolio	129,600

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $129,600)	129,600

TOTAL INVESTMENTS (Cost $422,198,652)[3]	100.8%	$441,077,937

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(3,302,684)

NET ASSETS	100.0%	$437,775,253

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $422,818,489.

Abbreviations:

ADR — American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

79

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)

1.  Organization and Significant Accounting Policies

As of July 31, 2016, The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Short Term Tax Aware Fixed Income Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio, and the International Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Mid Cap Equity Portfolio commenced operations on September 30, 2014. The Mid Cap Equity Portfolio consists of two classes of shares: the Advisor Class and the Institutional Class. As of July 31, 2016, Institutional Class shares of the Mid Cap Equity Portfolio have not been issued. Since June 30, 2015, The Large Cap Core Portfolio and the Large Cap Growth Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of July 31, 2016, Institutional Class shares of the Secured Options Portfolio have not been issued.

The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015.

The Government Cash Portfolio and the Tax-Exempt Portfolio were each liquidated on June 1, 2016.

The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio were valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would

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use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, International Secured Options Portfolio, and International Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at July 31, 2016. The High Yield Municipal Portfolio had all long-term investments, with corresponding sectors at Level 2 at July 31, 2016.

The Portfolios did not recognize any level transfers as of the period ended July 31, 2016. Transfers into and out of a level are typically recognized at the end of the reporting period.

The following is a summary of the inputs used as of July 31, 2016 in valuing the assets and liabilities of the Core Fixed Income Portfolio, Secured Options Portfolio and Short Term Tax Aware Fixed Income Portfolio:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$25,019,449	$—	$25,019,449
Federal Home Loan Mortgage Corporation	—	26,407,575	—	26,407,575
Federal National Mortgage Association	—	25,620,958	—	25,620,958

Total Agency Notes	—	77,047,982	—	77,047,982

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	37,569,700	—	37,569,700
Federal National Mortgage Association	—	76,865,603	—	76,865,603
Government National Mortgage Association	—	3,304,535	—	3,304,535

Total Mortgage-Backed Securities	—	117,739,838	—	117,739,838

Corporate Notes
Communications	—	15,333,912	—	15,333,912
Consumer, Cyclical	—	38,511,340	—	38,511,340
Consumer, Non-Cyclical	—	36,804,918	—	36,804,918
Financial	—	35,994,411	—	35,994,411
Industrial	—	23,859,159	—	23,859,159
Pharmaceuticals	—	9,441,467	—	9,441,467
Technology	—	8,730,144	—	8,730,144

Total Corporate Notes	—	168,675,351	—	168,675,351

U.S. Treasury Notes/Bonds	—	83,395,840	—	83,395,840
Municipal Bonds	—	6,144,114	—	6,144,114
Repurchase Agreements	—	5,590,584	—	5,590,584

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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment of Security Lending Collateral	$11,375,000	$—	$—	$11,375,000

Total Investments	11,375,000	458,593,709	—	469,968,709

Total	$11,375,000	$458,593,709	$—	$469,968,709

Secured Options Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$10,777,415	$—	$—	$10,777,415
U.S. Treasury Bills	—	99,999,100	—	99,999,100
Purchased Options
Calls	248,490,500	—	—	248,490,500
Puts	161,272,500	—	—	161,272,500

Total Purchased Options	409,763,000	—	—	409,763,000

Repurchase Agreements	—	16,826,428	—	16,826,428

Total Investments	420,540,415	116,825,528	—	537,365,943

Total	$420,540,415	$116,825,528	$—	$537,365,943

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(9,000)	$—	$—	$(9,000)
Puts	(2,302,790)	—	—	(2,302,790)

Total Written Options	(2,311,790)	—	—	(2,311,790)

Total	$(2,311,790)	$—	$—	$(2,311,790)

Short Term Tax Aware Fixed Income Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Automotive	$—	$564,566	$—	$564,566
Financial	—	812,572	—	812,572
Media — Broadcasting & Publishing	—	309,357	—	309,357

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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Oil & Gas	$—	$218,842	$—	$218,842
Retailers	—	265,000	—	265,000

Total Corporate Notes	—	2,170,337	—	2,170,337

Municipal Bonds
Alabama	—	820,367	—	820,367
Alaska	—	250,000	—	250,000
Connecticut	—	200,000	—	200,000
Delaware	—	227,372	—	227,372
District of Columbia	—	158,618	—	158,618
Florida	—	252,492	—	252,492
Illinois	—	959,608	—	959,608
Iowa	—	190,000	—	190,000
Kansas	—	412,060	—	412,060
Kentucky	—	281,027	—	281,027
Michigan	—	1,022,130	—	1,022,130
Minnesota	—	250,000	—	250,000
Mississippi	—	400,000	—	400,000
Missouri	—	300,000	—	300,000
Nebraska	—	202,820	—	202,820
New Jersey	—	528,406	—	528,406
New Mexico	—	130,112	—	130,112
New York	—	529,050	—	529,050
North Carolina	—	750,131	—	750,131
Ohio	—	203,884	—	203,884
Pennsylvania	—	632,811	—	632,811
Rhode Island	—	400,000	—	400,000
South Carolina	—	505,984	—	505,984
Tennessee	—	249,006	—	249,006
Texas	—	2,134,307	—	2,134,307
Washington	—	641,422	—	641,422
Wisconsin	—	565,086	—	565,086

Total Municipal Bonds	—	13,196,693	—	13,196,693

Mutual Funds	847,244	—	—	847,244
Repurchase Agreement	—	974,532	—	974,532

Total Investments	847,244	16,341,562	—	17,188,806

Total	$847,244	$16,341,562	$—	$17,188,806

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event a Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.

Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of

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offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of July 31, 2016 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio, International Secured Options Portfolio and International Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio and International Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. If a Portfolio writes a call option on a security it does not hold and that option is exercised by the buyer, the Portfolio will be temporarily in a short position until the underlying security is purchased and delivered by the buyer. The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio did not enter into any options transactions during the period ended July 31, 2016. During the period ended July 31, 2016, the Secured Options Portfolio wrote and purchased put and call options and the International Secured Options Portfolio wrote put and call options in an attempt to achieve their respective investment objective and strategies.

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Transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the period ended July 31, 2016, are as follows:

Secured Options Portfolio

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2015	1,757	$6,436,796
Options written	30,026	86,337,067
Options terminated in closing purchase transactions	(10,100)	(57,579,572)
Options expired	(14,513)	(28,588,490)

Options outstanding at July 31, 2016	7,170	$6,605,801

International Secured Options Portfolio

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2015	12,472	$1,085,370
Options written	45,973	3,152,033
Options terminated in closing purchase transactions	(17,712)	(1,752,996)
Options exercised	(2,123)	(213,830)
Options expired	(34,235)	(2,051,472)

Options outstanding at July 31, 2016	4,375	$219,105

Disclosures about Derivative Instruments and Hedging Activities: Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At July 31, 2016 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Asset Derivatives

	Equity Contracts Risk	Total
Options Purchased	$409,763,000	$409,763,000

Total Value	$409,763,000	$409,763,000

Liability Derivatives

	Equity Contracts Risk	Total
Options Written	$(2,311,790)	$(2,311,790)

Total Value	$(2,311,790)	$(2,311,790)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity Contracts Risk	Total
Options Purchased	$270,000	$270,000

Options Written	$(362,917)	$(362,917)

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International Secured Options Portfolio

Liability Derivatives

	Equity Contracts Risk	Total
Options Written	$(274,750)	$(274,750)

Total Value	$(274,750)	$(274,750)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity Contracts Risk	Total
Options Written	$(405,275)	$(405,275)

1	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the period ended July 31, 2016.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of July 31, 2016, 100.00% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of July 31, 2016, the cash collateral received by the Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio and International Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

As of July 31, 2016, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:

Portfolio	Market Value of Loaned Securities		Market Value of Collateral		% of Total Assets on Loan
Core Fixed Income Portfolio	$11,177,768		$11,375,000		2.27
Strategic Equity Portfolio	734,064		757,259		0.40
Small Cap Equity Portfolio	122,511,951		123,109,463		4.19
Mid Cap Equity Portfolio	4,534,031		4,641,122		18.23
Large Cap Value Portfolio	679,305		703,238		0.95
U.S. Emerging Growth Portfolio	5,261,548		5,382,608		8.66
Large Cap Core Portfolio	38,050,398		38,883,358		1.50
Large Cap Growth Portfolio	44,973,068		46,514,013		1.74
Long/Short Portfolio	17,175,635		17,405,076		4.07
Total Market Portfolio	9,514,825	*	9,606,857	**	9.80
International Portfolio	128,016		129,600		0.03

* The market value of loaned securities for the financing of short sales was $9,514,825.

** The market value of collateral used for the financing of short sales was $9,606,857.

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Real Estate Investment Trusts: The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Investments for REIT securities held as of July 31, 2016.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2016, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $166,718,870 and $9,805,937, respectively, to State Street, as collateral for short sales. The Total Market Portfolio also pledged securities in the amount of $14,589,706 to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each such Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

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2.  Unrealized Appreciation/(Depreciation)

As of July 31, 2016, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Core Fixed Income Portfolio	$16,642,508	$20,712	$16,621,796
Strategic Equity Portfolio	58,570,189	602,939	57,967,250
Small Cap Equity Portfolio	393,830,785	104,665,714	289,165,071
Mid Cap Equity Portfolio	2,007,271	712,709	1,294,562
Large Cap Value Portfolio	6,465,953	1,348,360	5,117,593
U.S. Emerging Growth Portfolio	11,382,802	571,884	10,810,918
Large Cap Core Portfolio	318,743,644	28,021,967	290,721,677
Large Cap Growth Portfolio	320,762,857	24,249,321	296,513,536
Long/Short Portfolio	39,663,059	15,361,396	24,301,663
Total Market Portfolio	17,309,536	2,892,998	14,416,538
High Yield Municipal Portfolio	4,184,760	66,733	4,118,027
Responsible ESG U.S. Equity Portfolio	453,529	52,832	400,697
Women in Leadership U.S. Equity Portfolio	351,482	61,062	290,420
Short Term Tax Aware Fixed Income Portfolio	26,778	3,931	22,847
Secured Options Portfolio	37,151,714	34,139,400	3,012,314
International Secured Options Portfolio	2,589,586	1,853,960	735,626
International Portfolio	28,711,761	10,452,313	18,259,448

3.  Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to July 31, 2016 through the date the schedules of investments were filed with the Securities and Exchange Commission, that would require additional disclosure in the Fund’s schedules of portfolio investments.

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Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibits 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Principal Executive Officer)

Date    9/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Principal Executive Officer)

Date    9/27/16

By (Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver
Treasurer
(Principal Financial Officer)

Date    9/27/16